Federated Max-Cap Fund

(A Portfolio of Federated Index Trust)
Class C Shares

Prospectus

The Class C Shares of Federated Max-Cap Fund (the "Fund") offered by this prospectus represent interests in the Fund, which is an investment portfolio in Federated Index Trust (the "Trust"), an open-end, management investment company (a mutual fund). The investment objective of the Fund is to seek to provide investment results that correspond to the aggregate price and dividend performance of publicly traded common stocks as represented by the Standard & Poor's 500 Composite Stock Price Index (the "Index"). The Fund is neither affiliated with nor sponsored by Standard & Poor's.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in these shares involves investment risks, including the possible loss of principal.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information for Class C Shares, Institutional Shares and Institutional Service Shares dated November 10, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated November 10, 1997

                               TABLE OF CONTENTS

Summary of Fund Expenses....................................................   1
 Calling the Fund...........................................................   2
General Information.........................................................   2
Investment Information......................................................   2
 Investment Objective.......................................................   2
 Investment Policies........................................................   2
 Investment Limitations.....................................................   5
Net Asset Value.............................................................   5

Investing in the Fund.......................................................   5
Purchasing Shares...........................................................   5
 Purchasing Shares
  Through a Financial Intermediary..........................................   6
 Purchasing Shares by Wire..................................................   6
 Purchasing Shares by Check.................................................   6
 Systematic Investment Program..............................................   6
 Retirement Plans...........................................................   6
Redeeming and Exchanging Shares.............................................   6
 Redeeming or Exchanging Shares
  Through a Financial Intermediary..........................................   6
 Redeeming or Exchanging Shares by Telephone................................   7
 Redeeming or Exchanging Shares by Mail.....................................   7


 Requirements for Redemption................................................   7
 Requirements for Exchange..................................................   7
 Systematic Withdrawal Program..............................................   7
 Contingent Deferred Sales Charge...........................................   8
 Eliminating the Contingent Deferred Sales Charge...........................   8
Account and Share Information...............................................   8
 Dividends and Distributions................................................   8
 Accounts with Low Balances.................................................   8

Federated Index Trust Information...........................................   9
 Management of the Trust....................................................   9
 Distribution of Class C Shares.............................................  10
 Administration of the Fund.................................................  11
 Expenses of the Fund and Class C Shares....................................  11
Shareholder Information.....................................................  12
Tax Information.............................................................  12
 Federal Income Tax.........................................................  12
 State and Local Taxes......................................................  12
Performance Information.....................................................  12
Other Classes of Shares.....................................................  13


                           SUMMARY OF FUND EXPENSES

                                 Class C Shares
                        Shareholder Transaction Expenses

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price).................  None
Maximum Sales Charge Imposed on Reinvested Dividends
 (as a percentage of offering price)..........................................................  None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)(1)..............................................  1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)............................  None
Exchange Fee..................................................................................  None

                           Annual Operating Expenses
                    (As a percentage of average net assets)*

Management Fee (after waiver)(2)..............................................................  0.25%
12b-1 Fee.....................................................................................  0.75%
Total Other Expenses..........................................................................  0.31%
 Shareholder Services Fee..............................................................  0.25%
   Total Operating Expenses (3)...............................................................  1.31%

(1) The contingent deferred sales charge assessed is 1.00% of the lesser of the original purchase price or the net asset value of Shares redeemed within one year of their purchase date. See "Contingent Deferred Sales Charge".

(2) The estimated management fee has been reduced to reflect the anticipated voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.30%.


(3) The total operating expenses are estimated to be 1.36% absent the anticipated voluntary waiver of a portion of the management fee.

 * Total operating expenses are estimated based on average expenses expected to be incurred during the period ending October 31, 1998. During the course of this period, expenses may be more or less than the average amount shown.


Long-term shareholders may pay more than the economic equivalent of the maximun front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.


The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class C Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, seeE"Federated Index Trust Information". Wire-transferred redemptions of less than $5,000 may be subject to additionalEfees.

Example                                                                                 1 Year  3 Years
--------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2)Eredemption at the end of each time period.................   $24      $42
You would pay the following expenses on the same investment, assuming no redemption....   $13      $42


The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. This example is based on estimated data for the Class C Shares fiscal year ending October 31, 1998.


                              GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated January 30, 1990. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees ("Trustees") has established three classes of shares of the Fund known as Class C Shares, Institutional Shares and Institutional Service Shares. This prospectus relates only to Class C Shares of the Fund. Class C Shares ("Shares") are designed primarily for individuals as a convenient means of accumulating an interest in a professionally managed, diversified portfolio consisting primarily of common stocks comprising the Index.

The Fund's current net asset value and offering price may be found in the mutual funds section of local newspapers under "Federated" and the appropriate class designation listing.

Calling the Fund.
Call the Fund at 1-800-341-7400.


                             INVESTMENT INFORMATION

Investment Objective

The investment objective of the Fund is to provide investment results that correspond to the aggregate price and dividend performance of publicly-traded common stocks, by duplicating the composition of the Index. The investment objective cannot be changed without approval of shareholders. The Fund's ability to duplicate the Index will depend partly on the size and timing of cash flows into and out of the Fund. The Fund's performance is expected to closely mirror the performance of the Index. An investment in the Fund presents risks similar to those of investing in a portfolio comprised of the securities of the companies in the Index. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

Investment Policies

The investment policies described below may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material changes in these policies become effective.

The Fund pursues its investment objective by attempting to duplicate the investment results of the Index, while minimizing transaction costs and other expenses. The Fund will attempt to achieve a correlation between the performance of its portfolio and that of the Index of at least 0.95 of 1% or better; a figure of 1.00 would represent perfect correlation. The Fund will normally be invested in substantially all of the stocks that comprise the Index. Under normal circumstances, at least 80% of the value of the Fund's total assets will be invested in stocks represented in the Index. However, the Fund is not required to sell securities if the 80% investment level changes due to increases or decreases in the market value of portfolio securities.

The Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Standard & Poor's ("S&P") designates the stocks to be included in the Index on a statistical basis. A particular stock's weighting in the Index is based on its relative total market value; that is, its market price per share times the number of shares outstanding. From time to time, S&P may add or delete stocks from the Index. Inclusion of a particular stock in the Index in no way implies an opinion by S&P as to its investment attractiveness, nor is S&P a sponsor or in any way affiliated with the Fund. The Fund utilizes the Index as the standard performance benchmark because it represents approximately 70% of the total market value of all common stocks. In addition, it is familiar to investors, and is recognized as a barometer of common stock investment returns.

The Fund will be managed passively, in that the traditional management functions of economic, financial, and market analysis will not be undertaken. Furthermore, a company's adverse financial circumstance will not trigger its elimination from the Fund's portfolio, unless the company's stock is removed from the Index by S&P. The Fund is managed by utilizing a computer program that identifies which stocks should be purchased or sold in order to duplicate, as much as possible, the composition of the Index. The Fund will include a stock in its investment portfolio in the order of the stock's weighting in the Index, starting with the heaviest-weighted stock. Thus, the proportion of Fund assets invested in such stock is nearly identical to the percentage of the particular stock represented in the Index. On occasion, so as to respond to changes in the Index's composition, as well as corporate mergers, tender offers, and other circumstances, adjustments will be made in the Fund's portfolio. However, it is anticipated that these adjustments will occur infrequently, and the costs will be minimized. As a result, portfolio turnover is expected to be well below that encountered in other investment company portfolios. Therefore, the accompanying costs, including accounting costs, brokerage fees, custodial expenses, and transfer taxes, are expected to be relatively low. While the cash flows into and out of the Fund will impact the Fund's portfolio turnover rate and the Fund's ability to replicate the Index's performance, investment adjustments will be made, as practicably as possible, to account for these circumstances.

The Fund believes that indexing, as described above, constitutes a reasonable and effective method of replicating percentage changes in the Index. While the Fund will not duplicate the Index's performance precisely, it is anticipated that the Fund's performance will closely resemble the performance of the Index. Factors such as the size of the Fund's portfolio, the size and timing of cash flows into and out of the Fund, and changes in the securities markets and the Index itself, will account for the difference.

In order to accommodate cash flows, the Fund may enter into stock index futures contracts and options. The Fund may purchase futures contracts and options solely to maintain adequate liquidity to meet its redemption demands. This will allow the Fund to simultaneously maximize the level of the Fund assets which are tracking the performance of the Index. The Fund can sell futures contracts and options in order to close out a previously established position. The Fund will not enter into any stock index futures contract for the purpose of speculation.

Acceptable Investments

The Fund will invest primarily in common stocks comprising the Index. In addition, the Fund may hold cash reserves which may be invested in the following:

U.S. Government Securities

The Fund is permitted to invest in U.S. government securities which are either issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include, but are not limited to:

 . direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

 . notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

 . notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and

 . notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.

Repurchase Agreements

The U.S. government securities and other securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

Variable Rate U.S. Government Securities

Some of the short-term U.S. government securities the Fund may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as a published interest rate or interest rate index.

Cash Items

The Fund may also invest in cash items.

The Fund may also invest in commercial paper rated A-1 by S&P, Prime-1 by Moody's Investors Service, Inc., or F-1 by Fitch Investors Service, Inc.

Stock Index Futures and Options

The Fund may utilize stock index futures contracts, options, and options on futures contracts, subject to the limitation that the value of these futures contracts and options will not exceed 20% of the Fund's total assets. Also, the Fund will not purchase options to the extent that more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions. These futures contracts and options will be used to handle cash flows into and out of the Fund and to potentially reduce transactional costs, since transactional costs associated with futures and options contracts can be lower than costs stemming from direct investments in stocks.

There are several risks accompanying the utilization of futures contracts to effectively anticipate market transactions. First,



positions in futures contracts may be closed only on an exchange or board of trade that furnishes a secondary market for such contracts. While the Fund plans to utilize futures contracts only if there exists an active market for such contracts, there is no guarantee that a liquid market will exist for the contracts at a specified time. Furthermore, because, by definition, futures contracts look to projected price levels in the future and not to current levels of valuation, market circumstances may result in there being a discrepancy between the price of the stock index future and the movement in the stock index. The absence of a perfect price correlation between the futures contract and its underlying stock index could stem from investors choosing to close futures contracts by offsetting transactions, rather than satisfying additional margin requirements. This could result in a distortion of the relationship between the index and futures market. In addition, because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations.

In view of these considerations, the Fund will comply with the following restrictions when purchasing and selling futures contracts. First, the Fund will not participate in futures transactions if the sum of its initial margin deposits on open contracts will exceed 5% of the market value of the Fund's total assets, after taking into account the unrealized profits and losses on those contracts it has entered into. Second, the Fund will not enter into these contracts for speculative purposes. Third, since the Fund does not constitute a commodity pool, it will not market itself as such, nor serve as a vehicle for trading in the commodities futures or commodity options markets. In this regard, the Fund will disclose to all prospective investors the limitations on its futures and options transactions, and will make clear that these transactions are entered into only for bona fide hedging purposes or other permissible purposes pursuant to regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). Also, the Fund intends to claim an exclusion from registration as a commodity pool operator under the regulations promulgated by the CFTC.

Index Participation Contracts

In addition to investing in stock index futures contracts, options and options on futures contracts, the Fund may also participate in the purchasing and selling of index participation contracts based on the Index. The Fund will utilize index participation contracts to aid in the management of cash flows into and out of the Fund and not for speculative purposes. These contracts provide the equivalent of a position in the stocks of the Index, where each stock is represented in the same proportion as it is represented in the Index. Unlike futures contracts, positions in these instruments may last indefinitely, with no expiration date and will pay dividends implied by the underlying stocks in the Index. Generally, the value of an index participation contract will rise and fall as the value of the Index rises and falls. Index participation contracts have lower transaction costs than those associated with the purchase and sale of individual stocks. The Fund will invest in index participation contracts only if there exists an active market for such contracts.

The value of these contracts, together with the value of the Fund's investment in stock index futures contracts, options and options on futures contracts will not exceed 20% of the Fund's total assets. The Fund's use of these investments will be to maintain adequate liquidity to meet redemption requests, while simultaneously maximizing the level of Fund assets which are tracking the performance of the Index.

Lending of Portfolio Securities

The Fund may lend its portfolio securities on a short-term basis or long-term basis, up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks or other institutions which the managers have determined are creditworthy under guidelines established by the Trustees. The Fund will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.

When-Issued and Delayed Delivery Transactions

The Fund may purchase short-term U.S. government securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the managers deem it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

Investment Limitations
The Fund will not:

  borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for at least a percentage of its cash value with an agreement to buy it back on a set date) except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings.

The above investment limitations cannot be changed without shareholder approval. The following investment limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this policy becomes effective.

  The Fund will not invest more than 15% of its net assets in securities that are illiquid, including certain restricted securities not determined by the Trustees to be liquid and repurchase agreements providing for settlement more than seven days after notice.

                                NET ASSET VALUE

The Fund's net asset value ("NAV") per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for Shares, Institutional Shares, and Institutional Service Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

All purchases, redemptions and exchanges are processed at the NAV next determined after the request in proper form is received by the Fund. The NAV is determined as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; and (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


                             INVESTING IN THE FUND

This prospectus offers Class C Shares with the characteristics described below.


Minimum and Subsequent          $10,000/$100*
Investment Amounts

Minimum and Subsequent          $50
Investment Amount
for Retirement Plans

Maximum Sales Charge            None

Maximum Contingent

Deferred Sales Charge           1.00%**

* The Fund reserves the right to charge an annual fee for shareholder accounts that fall below the required minimum.

** Computed on the lesser of the NAV of the redeemed Shares at the time of purchase or the NAV of the redeemed Shares at the time of redemption. The contingent deferred sales charge is assessed on Shares redeemed within one year of their purchase date.

                               PURCHASING SHARES

Shares of the Fund are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased as described below either through a financial intermediary (such as a bank or broker/dealer) or by sending a wire or check directly to the Fund. Financial intermediaries may impose different minimum investment requirements on their customers. An account must be established with a financial intermediary or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased. Shareholders in certain other funds advised and distributed by affiliates of Federated Investors ("Federated Funds") may exchange their Class C Shares for Shares of the Fund. The Fund reserves the right to reject any purchase request.

In connection with any sale, Federated Securities Corp. may, from time to time, offer certain items or nominal value to any shareholder or investor.



Purchasing Shares Through a Financial Intermediary

Orders placed through a financial intermediary are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. Purchase orders through a broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial intermediaries must be received by the financial intermediary and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial intermediary's responsibility to transmit orders promptly. Financial intermediaries may charge fees for their services.

The financial intermediary which maintains investor accounts in Shares with the Fund must do so on a fully disclosed basis unless it accounts for share ownership periods used in calculating the contingent deferred sales charge (see "Contingent Deferred Sales Charge"). In addition, advance payments made to financial intermediaries which do not maintain investor accounts on a fully disclosed basis and do not account for share ownership periods.

Purchasing Shares by Wire

Shares may be purchased by Federal Reserve wire by calling the Fund. All information needed will be taken over the telephone. Shareholders have until 4:00 p.m. (Eastern time) to call the Fund for settlement on the next business day. However, in order to maximize the Fund's ability to track the Index, shareholders are urged to transmit purchase requests prior to 2:00 p.m. (Eastern time). The order is considered received immediately. Payment by federal funds must be received before 4:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: (Fund Name) (Fund Class); (Fund Number N this number can be found on the account statement or by contacting the Fund); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted.

Purchasing Shares by Check

Shares may be purchased by mailing a check made payable to the name of the Fund (designate class of Shares and account number) to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received).

Systematic Investment Program

Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in the Fund. Shareholders should contact their financial intermediary or the Fund to participate in this program.

Retirement Plans
Fund Shares can be purchased as an investment for retirement plans or IRA accounts. For further details, contact the Fund and consult a tax adviser.

                        REDEEMING AND EXCHANGING SHARES

Shares of the Fund may be redeemed for cash or exchanged for Class C Shares of other Federated Funds on days on which the fund computes its NAV. Shares are redeemed at NAV less any applicable contingent deferred sales charge. Exchanges are made at NAV. Shareholders who desire to automatically exchange Shares, for other Shares, in a predetermined amount on a monthly, quarterly, or annual basis may take advantage of a systematic exchange privilege. Information on this privilege is available from the Fund or your financial intermediary. Depending upon the circumstances, a capital gain or loss may be realized when Shares are redeemed or exchanged.

Redeeming or Exchanging Shares Through a Financial Intermediary

Shares of the Fund may be redeemed or exchanged by contacting your financial intermediary before 4:00 p.m. (Eastern time). In order for these transactions to be processed at that day's NAV, financial intermediaries (other than broker/dealers) must transmit the request to the Fund before 4:00 p.m. (Eastern time), while broker/dealers must transmit the request to the Fund before 5:00 p.m. (Eastern time). The financial intermediary is responsible for promptly submitting transaction requests and providing proper written instructions. Customary fees and commissions may be charged by the financial intermediary for this service. Appropriate authorization forms for these transactions must be on file with the Fund.

Redeeming or Exchanging Shares by Telephone

Shares acquired directly from the Fund may be redeemed in any amount, or exchanged, by calling 1-800-341-7400. Appropriate authorization forms for these transactions must be on file with the Fund. Shares held in certificate form must first be returned to the Fund as described in the instructions under "Redeeming or Exchanging Shares by Mail." Redemption proceeds will either be mailed in the form of a check to the shareholder's address of record or wire-transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System, normally within one business day, but in no event more than seven days, after the redemption request. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through ACH will not be wired until that method of payment has cleared.

Telephone instructions will be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming or Exchanging Shares By Mail" should be considered. The telephone transaction privilege may be modified or terminated at any time. Shareholders would be promptly notified.

Redeeming or Exchanging Shares by Mail

Shares may be redeemed in any amount, or exchanged, by mailing a written request to: Federated Shareholder Services Company, Fund Name, Fund Class, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they must accompany the written request. It is recommended that certificates be sent unendorsed by registered or certified mail.

All written requests should state: Fund Name and the Share Class name; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount of the transaction. An exchange request should also state the name of the Fund into which the exchange is to be made. All owners of the account must sign the request exactly as the Shares are registered. A check for redemption proceeds is normally mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption or exchange request is processed.

Requirements for Redemption

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have their signatures guaranteed by a commercial or savings bank, trust company, or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

Requirements for Exchange

Shareholders must exchange Shares having an NAV equal to the minimum investment requirements of the fund into which the exchange is being made. Contact your financial intermediary directly or the Fund for free information on, and prospectuses for, the Federated Funds into which your Shares may be exchanged. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.

Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and proceeds invested in the same class of shares of the other fund. Signature guarantees will be required to exchange between fund accounts not having identical shareholder registrations. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.

Systematic Withdrawal Program

Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through his financial intermediary or by calling the Fund. Because participation in this program may reduce, and eventually deplete, the shareholder's investment in the Fund, payments under this program should not be considered as yield or income. A contingent deferred sales charge may be imposed on Shares.


Contingent Deferred Sales Charge

The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. The contingent deferred sales charge will not be imposed with respect to Shares acquired through the reinvestment of dividends or distributions of long-term capital gains. In determining the applicability of the contingent deferred sales charge, the required holding period for your new Shares received through an exchange will include the period for which your original Shares were held.

Eliminating the Contingent Deferred Sales Charge
Upon written notification to Federated Securities Corp. or the transfer agent, no contingent deferred sales charge will be imposed on redemptions:

  following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

  representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70/1/2;

  which are involuntary redemptions of shareholder

accounts that do not comply with the minimum balance requirements;

  which are reinvested in the Fund under the reinvestment privilege;

  of Shares held by Trustees, employees and sales representatives of the Fund, the distributor, or affiliates of the Fund or distributor, and their immediate family members; employees of any financial intermediary that sells Shares of the Fund pursuant to a sales agreement with the distributor; and their immediate family members to the extent that no payments were advanced for purchases made by these persons; and

  of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940 or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial intermediary, to the extent that no payments were advanced for purchases made through such entities.

For more information regarding the contingent deferred sales charge or any of the above provisions, contact your financial intermediary or the Fund. The Fund reserves the right to discontinue or modify these provisions. Shareholders will be notified of such action.

                         ACCOUNT AND SHARE INFORMATION

Confirmations and Account Statements

Shareholders will receive detailed confirmations of transactions (except for systematic program transactions). In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

Dividends and Distributions

Dividends are declared and paid quarterly to all shareholders invested in the Fund on the record date. Net long-term capital gains realized by the Fund, if any, will be distributed at least once every 12 months. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date NAV without a sales charge, unless shareholders request cash payments on the new account form or by contacting the transfer agent.

Accounts with Low Balances

Due to the high cost of maintaining accounts with low balances, the Fund may close an account by redeeming all shares and paying the proceeds to the shareholder if the account balance falls below the applicable minimum investment amount. Retirement plan accounts and accounts where the balance falls below the minimum due to NAV changes will not be closed in this manner. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum. The Fund reserves the right to charge an annual fee for shareholder accounts which fall below the required minimum.



                       FEDERATED INDEX TRUST INFORMATION

Management of the Trust
Board of Trustees

The Trust is managed by the Trustees. The Trustees are responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. The Executive Committee of the Trustees handles the Trustees' responsibilities between meetings of the Trustees.

Fund's Manager

Federated Management serves as the Fund's manager (the "Manager"). The Trust has entered into a management contract (the "Management Contract") with the Manager, which, in turn, has entered into a sub-management contract (the "Sub-Management Contract") with ANB Investment Management and Trust Company ("ANB" or the "Sub-Manager") (ANB and the Manager are collectively referred to herein as "Managers"). It is the Manager's responsibility to select the Sub-Manager, subject to the review and approval of the Trustees and to review and evaluate the Sub-Manager's continued performance. The Manager is also responsible for providing administrative services to the Fund.

Subject to the supervision and direction of the Trustees, the Manager provides to the Fund investment management evaluation services principally by performing initial due diligence on the Sub-Manager for the Fund and thereafter monitoring and evaluating the performance of the Fund's Sub-Manager through quantitative and qualitative analyses. In addition, the Manager conducts periodic in-person, telephonic and written consultations with the Sub-Manager. In initially evaluating the Sub-Manager, the Manager considered, among other factors, the Sub-Manager's level of expertise; relative performance over a minimum period of five years; level of efficiency; level of adherence to investment discipline or philosophy; personnel, facilities and financial strength; and quality of service and client communications. On an ongoing basis, the Manager is responsible for communicating performance expectations and evaluations to the Sub-Manager; monitoring tracking errors; monitoring and analyzing the appropriate futures contracts to purchase and the futures holdings of the Fund as a percentage of Fund assets; monitoring market timing in the Fund; discussing with the Sub-Manager which method of indexing to use; and ultimately recommending to the Trustees whether the Sub-Management Contract should be renewed, modified or terminated. The Manager provides written reports to the Trustees regarding the results of its evaluation and monitoring functions. In addition, the Manager is responsible for providing the Fund with administrative services, including, but not limited to, shareholder servicing and certain legal and accounting services. The Manager is also responsible for conducting all operations of the Fund, except those operations contracted to the Sub-Manager, custodian, transfer agent and dividend disbursing agent. As described below, the Manager receives an annual fee from the Fund for performing its responsibilities under the Management Contract.

 Management Fees.

 The Fund's Manager receives an annual management fee equal to .30% of the Fund's average daily net assets. Under the Management Contract, which provides for the voluntary waiver of the management fee by the Manager, the Manager will voluntarily waive some or all of the management fee. The Manager can terminate this voluntary waiver of some or all of its management fee at any time in its sole discretion.

 Manager's Background

 Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors. Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.



Both the Trust and the Manager have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

Sub-Manager

Under the terms of the Sub-Management Contract between the Manager and ANB, ANB serves as the Fund's Sub-Manager. The Sub-Manager will develop, maintain and run the computer program designed to determine which securities will be purchased and sold so as to replicate the composition of the Index to the extent feasible, and, subject to the Manager's oversight, has complete discretion to purchase and sell portfolio securities for the Fund within the Fund's investment objective, restrictions and policies.

 Sub-Management Fees

 For its services under the Sub-Management Contract, ANB receives an annual fee from the Manager equal to .05% of the first $100 million of net assets under management, .02% over $100 million but less than $200 million, and .01% of net assets over and above $200 million, on an annualized basis. This fee is paid by the Manager out of its resources and is not an incremental Fund expense. No performance or incentive fees are paid to the Sub-Manager.

 Sub-Manager's Background

 ANB, incorporated in the State of Illinois on July 1, 1988, is a registered investment adviser under the Investment Advisers Act of 1940. ANB is a wholly-owned subsidiary of First Chicago Investment Management Company which, in turn, is an indirect wholly-owned subsidiary of First Chicago NBD Corporation. It serves as investment adviser principally to corporate defined benefit and defined contribution plans which have, as of June 1997, placed approximately $28.7 billion in assets with ANB. Since 1973, when American National Bank and Trust Company of Chicago introduced its first commingled equity index fund, ANB has developed and managed a family of equity and bond index funds in which some 200 nationwide non-financial institution clients
 invest. In total, ANB manages 72 commingled/common trust funds.     On October
 3, 1997, First Chicago NBD Corporation announced an agreement to sell ANB to Northern Trust Corporation ("Northern Trust"). The Fund anticipates that on December 31, 1997, but no later than January 2, 1998, First Chicago Investment Management Company will have closed the sale of ANB to Northern Trust. After the closing, ANB will be a wholly-owned subsidiary of Northern Trust or one of its subsidiaries. The Manager has recommended that ANB continue as Sub-Manager after the expected sale. If the sale takes place, the subadvisory contract between the Manager and ANB will terminate by its terms and a new contract will have to be approved by the Trustees and the shareholders. The Board of Trustees of the Fund will be asked to approve a new contract with ANB before November 23, 1997. Shareholders will be asked to approve the arrangement before February 28, 1998. Because the contract would terminate prior to a shareholder meeting and vote, the Fund will pursue exemptive relief from the Securities and Exchange Commission (the "SEC") before the closing in order to permit ANB to continue as Sub-Manager. If the closing, Board of Trustee approval, SEC exemptive relief, and shareholder approval do not occur before March 1, 1998, shareholders will be notified, and the Manager will assume its responsibility to conduct all advisory activities.

 Northern Trust is a bank holding company and one of the country's largest trust institutions, with subsidiaries located across the United States and in several international locations. At the end of the third quarter of 1997, total assets of Northern Trust were $26.9 billion and trust assets under administration were
 $1 trillion.      Also, since 1992, ANB has served as Sub-Manager for the
 Federated Mini-Cap Fund and for the Federated Mid-Cap Fund, which are also portfolios of the Trust.

Distribution of Class C Shares

Federated Securities Corp. is the principal distributor for the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors. Federated Securities Corp. pays a licensing fee to S&P for the right to use the Index in connection with the sub-management activities for the Fund. Federated Securities Corp. is not affiliated with S&P.


Distribution Plan and Shareholder Services

Under a distribution plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"), the distributor may be paid by the Fund in an amount computed at an annual rate of 0.75% of the average daily net asset value of Shares. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.

The Plan is a compensation-type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Fund under the Plan.

In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of Shares to obtain certain personal services for shareholders and to maintain shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

Supplemental Payments to Financial Institutions.

In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's Manager or its affiliates.

Administration of the Fund
Administrative Services

Federated Services Company, a subsidiary of Federated Investors, provides the Manager with the administrative personnel and services necessary to provide shareholder servicing and certain legal and accounting services.

Brokerage Transactions

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Managers look for prompt execution of the order at a favorable price. In working with dealers, the Managers will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Managers may give consideration to those firms which have sold or are selling shares of the Fund and other funds distributed by Federated Securities Corp. The Managers make decisions on portfolio transactions and select brokers and dealers subject to review by the Trustees.

Expenses of the Fund and Class C Shares
Holders of Shares pay their allocable portion of Trust and Fund expenses.

The Trust expenses for which holders of Shares pay their allocable portion include, but are not limited to the cost of: organizing the Trust and continuing its existence; registering the Trust with federal and state securities authorities; Trustees' fees; auditors' fees; meetings of Trustees and shareholders and proxy solicitations therefor; legal fees of the Trust; association membership dues; and such non-recurring and extraordinary items as may arise from time to time.

The Fund expenses for which holders of Shares pay their allocable portion include, but are not limited to: registering the portfolio and Shares of the portfolio; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such non-recurring and extraordinary items as may arise from time to time.

At present, the only expenses which are allocated specifically to Shares as a class are expenses under the Trust's Distribution Plan and Shareholder Services Agreement. However, the Trustees reserve the right to allocate certain other expenses to holders of Shares as they deem appropriate ("Class Expenses"). In any case, Class Expenses would be limited to: transfer agent fees as identified by the transfer agent as attributable to holders of Shares; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the Securities and Exchange Commission and to state securities commissions; expenses related to administrative personnel and services as required to support holders of Shares; and Trustees' fees incurred as a result of issues relating solely to Shares.


                            SHAREHOLDER INFORMATION

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights except that, in matters affecting only a particular fund or class, only shares of that Fund or class are entitled to vote.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Fund's outstanding shares of all series entitled to vote.

                                TAX INFORMATION

Federal Income Tax

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios, if any, will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held their shares.

State and Local Taxes

In the opinion of Houston, Donnelly & Meck, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

                            PERFORMANCE INFORMATION

From time to time the Fund advertises its total return and yield for Shares.

Total return represents the change, over a specified period of time, in the value of an investment in Shares of the Fund after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Shares over a thirty-day period by the offering price per share of the Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

Shares are sold without any sales load, however, performance information does reflect the effect of the non-recurring contingent deferred sales charge, which, if excluded, would increase the total return and yield. Total return and yield will be calculated separately for Class C Shares, Institutional Shares, and Institutional Service Shares.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

                            OTHER CLASSES OF SHARES

The Fund also offers other classes of shares called Institutional Shares and Institutional Service Shares.

Institutional Shares are sold at net asset value to accounts for which financial institutions act in a fiduciary or agency capacity and are subject to a minimum initial investment of $25,000 over a 90-day period and a Shareholder Services Agreement.

Institutional Service Shares are sold at net asset value to retail or private banking customers of financial institutions and are subject to a minimum initial investment of $25,000 over a

90-day period, a 12b-1 Plan, and a Shareholder Services Agreement.

Financial institutions and brokers providing sales and/or administrative services may receive different compensation depending upon which class of shares of the Fund is sold.

Class C Shares, Institutional Shares and Institutional Service Shares are subject to certain of the same expenses, however, Class C Shares are sold subject to a contingent deferred sales charge imposed on shares redeemed within one year of purchase. Expense differences between Class C Shares, Institutional Shares and Institutional Service Shares may affect the performance of each class.

The stated management fee is the same for all classes of shares.

To obtain more information and a prospectus for Institutional Shares and Institutional Service Shares, investors may call

1-800-341-7400 or contact their financial intermediary.





[LOGO OF FEDERATED INVESTORS]


Federated Max-Cap Fund
(A Portfolio of Federated Index Trust)

Class C Shares

Prospectus
November 10, 1997


An Open-End, Diversified Management
Investment Company





Federated Max-Cap Fund
Class C Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA  15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
Pittsburgh, PA 15222-3779

Manager
Federated Management
Federated Investors Tower
Pittsburgh, PA 15222-3779

Sub-Manager
ANV Investment Management
and Trust Co.
One North LaSalle Street
Chicago, Illinois 60690

Custodian
State Street Bank and
Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent
and Dividend
Disbursing Agent
Federated Shareholder
Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Ernst & Young LLP
One Oxford Centre
Pittsburgh, PA 15222




  Federated Securities Corp., Distributor

  Federated Inestors Tower
  Pittsburgh, PA 15222-3779

  1-800-341-7400

  www.federatedinvestors.com




Cusip 31420E502

G00717-01 (11/97)









                             FEDERATED MAX-CAP FUND
                     (A PORTFOLIO OF FEDERATED INDEX TRUST)
                                 CLASS C SHARES
                              INSTITUTIONAL SHARES
                          INSTITUTIONAL SERVICE SHARES

                       STATEMENT OF ADDITIONAL INFORMATION












     The Class C Shares, Institutional Shares and Institutional Service Shares and of Federated Max-Cap Fund (the "Fund") (a portfolio of Federated Index Trust) represent interests in a diversified portfolio of securities. This Statement of Additional Information should be read with the prospectus for Class C Shares dated November 10, 1997, and the respective prospectuses for Institutional Shares and Institutional Service Shares dated December 31, 1996. This Statement is not a prospectus itself. You may request a copy of a prospectus or a paper copy of this Statement of Additional Information, if you have received it electronically, free of charge by calling 1-800-341-7400.



     FEDERATED INVESTORS FUNDS
     5800 CORPORATE DRIVE
     PITTSBURGH, PENNSYLVANIA 15237-7000

                        Statement dated November 10, 1997
[GRAPHIC OMITTED]

     Cusip 31420E106
     Cusip 31420E403
     Cusip 31420E502
     0032104B (11/97)

TABLE OF CONTENTS


                                           I

GENERAL INFORMATION ABOUT THE FUND     1

INVESTMENT OBJECTIVE AND POLICIES      1
  Types of Investments                 1
  When-Issued and Delayed Delivery Transactions    3
  Lending of Portfolio Securities      3
  Reverse Repurchase Agreements        3
  Portfolio Turnover                   3

INVESTMENT LIMITATIONS                 3

FEDERATED INDEX TRUST MANAGEMENT       6
  Fund Ownership                      10
  Trustees' Compensation              11
  Trustee Liability                   12

MANAGEMENT SERVICES                   12
  Managers to the Fund                12
  Management Fees                     12
  Other Related Services              12

BROKERAGE TRANSACTIONS                12

OTHER SERVICES                        13
  Custodian and Portfolio Accountant  13
  Transfer Agent                      13
  Independent Auditors                13

PURCHASING SHARES                     13
  Reinvestment Privilege (Class C Shares)  13

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES 13
  Conversion to Federal Funds         14



DETERMINING NET ASSET VALUE           14
  Determining Market Value of Securities14

REDEEMING SHARES                      14
  Redemption in Kind                  14
  Contingent Deferred Sales Charge
    (Class C Shares)                  15

MASSACHUSETTS PARTNERSHIP LAW         15

TAX STATUS                            15
  The Fund's Tax Status               15
  Shareholders' Tax Status            15
  Capital Gains                       15

TOTAL RETURN                          15

YIELD                                 16

PERFORMANCE COMPARISONS               16
  Economic and Market Information     17

ABOUT FEDERATED INVESTORS             17
  Mutual Fund Market                  17
  Institutional Clients               18
  Trust Organizations                 18
  Broker/Dealers and Bank Broker/Dealers
    Subsidiaries                      18

STANDARD & POOR'S                     18

GENERAL INFORMATION ABOUT THE FUND

Federated Max-Cap Fund is a portfolio of Federated Index Trust (the "Trust"), which was established as a Massachusetts business trust under a Declaration of Trust dated January 30, 1990. On December 5, 1994, the Trustees changed the name of the Fund from the Max-Cap Fund to the Federated Max-Cap Fund. Shares of the Fund are offered in three classes, known as Class C Shares, Institutional Shares and Institutional Service Shares (individually and collectively referred to as "Shares"). This Statement of Additional Information relates to the Shares of the Fund.

INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide investment results that correspond to the aggregate price and dividend performance of publicly-traded common stocks, by duplicating the composition of the Standard & Poor's 500 Composite Stock Price Index. The investment objective cannot be changed without approval of shareholders. The policies described below may be changed by the Board of Trustees ("Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

TYPES OF INVESTMENTS

In addition to the common stocks described in the prospectus, the Fund may also invest in money market instruments and U.S. government obligations and securities in such proportions as, in the judgment of the managers, prevailing market conditions warrant.

    MONEY MARKET INSTRUMENTS

      The Fund may invest in the following money market instruments:

      oinstruments of domestic and foreign banks and savings associations having capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation; and

      oprime commercial paper (rated A-1 by Standard and Poor's, Prime-1 by Moody's Investors Service, Inc., or F-1 by Fitch Investors Service).

    REPURCHASE AGREEMENTS

      When purchasing U.S. government securities pursuant to repurchase agreements, in the event that a defaulting seller of the securities filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Fund's managers to be creditworthy pursuant to guidelines established by the Trustees. The Fund or its custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily.

    U.S. GOVERNMENT OBLIGATIONS

     The types of U.S. government obligations in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

      othe full faith and credit of the U.S. Treasury;

      othe issuer's right to borrow from the U.S. Treasury;

      othe discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

      othe credit of the agency or instrumentality issuing the obligations.

      Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:

     oThe Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives;

      oFederal Home Loan Banks;

      oFarmers Home Administration; and

      oFederal National Mortgage Association

    VARIABLE RATE U.S. GOVERNMENT SECURITIES

      In the case of certain U.S. government securities purchased by the Fund that carry variable interest rates, these rates will reduce the changes in the market value of such securities from their original purchase prices.

      Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.

    STOCK INDEX FUTURES AND OPTIONS

      The Fund may utilize stock index futures contracts and options on stocks, stock indices and stock index futures contracts for the purposes of managing cash flows into and out of the Fund's portfolio and potentially reducing transactional costs. The Fund may not use stock index futures contracts and options for speculative purposes.

      As a means of reducing fluctuations in the net asset value of shares of the Fund, the Fund may attempt to hedge all or a portion of its portfolio through the purchase of listed put options on stocks, stock indices, and stock index futures contracts. These options will be used only as a form of forward pricing to protect portfolio securities against decreases in value resulting from market factors such as an anticipated increase in interest rates. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. Put options on stock indices are similar to put options on stocks except for the delivery requirements. Instead of giving the Fund the right to make delivery of stock at a specified price, a put option on a stock index gives the Fund, as holder, the right to receive an amount of cash upon exercise of the option.

      The Fund may also write covered call options. As the writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price.

      The Fund may only: (1) buy listed put options on stock indices and stock index futures contracts; (2) buy listed put options on securities held in its portfolio; and (3) sell listed call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any such additional consideration). The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or expired.

      The Fund may also enter into stock index futures contracts. A stock index futures contract is a bilateral agreement which obligates the seller to deliver (and the purchaser to take delivery of) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of trading of the contract and the price at which the agreement is originally made. There is no physical delivery of the stocks constituting the index, and no price is paid upon entering into a futures contract. In general, contracts are closed out prior to their expiration. The Fund, when purchasing or selling a futures contract, will initially be required to deposit in a segregated account in the broker's name with the Fund's custodian an amount of cash or U.S. government securities approximately equal to 5-10% of the contract value. This amount is known as "initial margin", and it is subject to change by the exchange or board of trade on which the contract is traded. Subsequent payments to and from the broker are made on a daily basis as the price of the index or the securities underlying the futures contract fluctuates. These payments are known as "variation margins", and the fluctuation in value of the long and short positions in the futures contract is a process referred to as "marking to market." The Fund may decide to close its position on a contract at any time prior to the contract's expiration. This is accomplished by the Fund taking an opposite position at the then prevailing price, thereby terminating its existing position in the contract. Because both the initial and variation margin resemble a performance bond or good faith deposit on the contract, they are returned to the Fund upon the termination of the contract, assuming that all contractual obligations have been satisfied. Therefore, the margin utilized in futures contracts is readily distinguishable from the margin employed in security transactions, since futures contracts margin does not involve the borrowing of funds to finance the transaction.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund`s records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

LENDING OF PORTFOLIO SECURITIES

The Fund may lend its portfolio securities up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the sub-manager has determined are creditworthy under guidelines established by the Trustees and will receive collateral equal to at least 100% of the value of the securities loaned.

The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. A reverse repurchase transaction is similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These assets are marked to market daily and maintained until the transaction is settled.

PORTFOLIO TURNOVER

The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. For the fiscal years ended October 31, 1996 and October 31, 1995, the portfolio turnover rates for the Fund were 3% and 57%, respectively.

INVESTMENT LIMITATIONS

INVESTING IN COMMODITIES

The Fund will not purchase or sell commodities. However, the Fund may purchase put options on stock index futures, put options on financial futures, and stock index futures contracts.

SELLING SHORT AND BUYING ON MARGIN

The Fund will not sell any securities short or purchase any securities on margin, other than in connection with buying stock index futures contracts, put options on stock index futures and put options on financial futures, but may obtain such short-term credits as are necessary for the clearance of transactions.

LENDING CASH OR SECURITIES

The Fund will not lend any of its assets except portfolio securities, the market value of which does not exceed one-third of the total value of the Fund's assets. This shall not prevent the purchase or holding of corporate or government bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements, or other transactions which are permitted by the Fund's investment objective and policies or the Declaration of Trust of the Trust.

UNDERWRITING

The Fund will not underwrite any issue of securities except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies, and limitations.

     INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST

The Fund will not purchase or retain the securities of any issuer in which the Officers and Trustees of the Trust or the Fund's investment adviser own a substantial financial interest.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund will not issue senior securities, except as permitted by its investment objective and policies, and except that the Fund may enter into reverse repurchase agreements and otherwise borrow up to one-third of the value of its total assets, including the amount borrowed, as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding the Fund will restrict the purchase of portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure the completion of the reverse repurchase agreements.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of the total assets at the time of the borrowing.

DIVERSIFICATION OF INVESTMENTS

The Fund will not invest more than 5% of the value of its total assets in the securities of any one issuer, except U.S. government securities, or invest in more than 10% of the voting securities of one issuer.

CONCENTRATION OF INVESTMENTS

The Fund will not invest 25% or more of the value of its total assets in securities of companies in any one industry. However, investing in U.S. government obligations shall not be considered investing in any one industry.

INVESTING IN REAL ESTATE

The Fund will not buy or sell real estate, although it may invest in the marketable securities of companies whose business involves the purchase or sale of real estate or in marketable securities which are secured by real estate or interests in real estate.

INVESTING IN RESTRICTED SECURITIES

The Fund will not invest in securities subject to restrictions on resale under the federal securities laws, unless the securities are determined by the Fund's manager to be liquid under criteria established by the Fund's Trustees. The Fund will not invest more than 5% of its total assets in restricted securities.

The above investment limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

WRITING COVERED CALL OPTIONS

The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

INVESTING IN PUT OPTIONS

The Fund will not purchase put options on securities, other than put options on stock indices, unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions.

ACQUIRING SECURITIES

The Fund will not purchase securities of other investment companies except to the extent permitted by the Investment Company Act of 1940, or except as part of a merger, consolidation, or other acquisition. It will not invest in securities for the purpose of exercising control or management.

INVESTING IN ILLIQUID SECURITIES

The Fund will not invest more than 15% of its net assets in securities which are illiquid, including certain restricted securities not determined by the Trustees to be liquid and repurchase agreements providing for settlement more than seven days after notice.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the past fiscal year and does not expect to do so during the coming fiscal year.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items".

FEDERATED INDEX TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Index Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924

Chairman and Trustee

     Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds.Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Trustee of the Company.


Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA
Birthdate:  February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937

Trustee

     President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949

Executive Vice President and Trustee

     President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922

Trustee

     Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942

Trustee

     Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.

Gregor F. Meyer
203 Kensington Ct.
Pittsburgh, PA
Birthdate:  October 6, 1926

Trustee

Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Retired from the law firm of Miller, Ament, Henny & Kochuba; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935

Trustee

     Public relations/Marketing/Conference Planning; Director or Trustee of the Funds.


Glen R. Johnson
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929

President

Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938

Executive Vice President , Secretary and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923

Vice President

     Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


      * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

      @ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.

     As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; and World Investment Series, Inc. FUND OWNERSHIP

Officers and Trustees own less than 1% of the Fund's outstanding shares.

As of October 14, 1997, the following shareholders of record owned 5% or more of the outstanding Institutional Shares of the Fund: Mitra & Co., Milwaukee, WI, owned approximately 6,158,127 shares (10.48%); and Citizens Trust Company, owned approximately 3,188,733 shares (5.43%).

As of October 14, 1997, the following shareholders of record owned 5% or more of the Institutional Service Shares of the Fund: Texas Commerce Bank as Trustee for Defined Contribution Plans, Houston, TX, owned approximately 731,250 shares (6.08%); and Fort Wayne National Bank, Fort Wayne, IN, owned approximately 1,142,083 shares (9.50%).

As of October 14, 1997, the Fund's Class C Shares were not yet effective.





TRUSTEES' COMPENSATION

                           AGGREGATE
NAME ,                     COMPENSATION
POSITION WITH              FROM                 TOTAL COMPENSATION PAID
TRUST                      TRUST*#              FROM FUND COMPLEX +

John F. Donahue            $ -0-                $-0- for the Trust  and
Chairman and Trustee                            54 other investment companies in the Fund Complex

J. Christopher Donahue     $ -0-                $-0- for the Trust  and
Executive Vice President                        16 other investment companies in the Fund Complex
and Trustee


Thomas G. Bigley++         $1,853.85            $86,331 for the Trust  and
Trustee                                         54 other investment companies in the Fund Complex

John T. Conroy, Jr.        $2,025.23            $115,760 for the Trust  and
Trustee                                         54 other investment companies in the Fund Complex

William J. Copeland        $2,025.23            $115,760 for the Trust  and
Trustee                                         54 other investment companies in the Fund Complex

James E. Dowd              $2,025.23            $115,760 for the Trust  and
Trustee                                         54 other investment companies in the Fund Complex

Lawrence D. Ellis, M.D.    $1,853.85            $104,898 for the Trust  and
Trustee                                         54 other investment companies in the Fund Complex

Edward L. Flaherty, Jr.    $2,025.23            $115,760 for the Trust  and
Trustee                                         54 other investment companies in the Fund Complex

Peter E. Madden            $1,853.85            $104,898 for the Trust  and
Trustee                                         54 other investment companies in the Fund Complex

Gregor F. Meyer            $1,853.85            $104,898 for the Trust  and
Trustee                                         54 other investment companies in the Fund Complex

John E. Murray, Jr.        $1,853.85            $104,898 for the Trust  and
Trustee                                         54 other investment companies in the Fund Complex

Wesley W. Posvar           $1,853.85            $104,898 for the Trust  and
Trustee                                         54 other investment companies in the Fund Complex

Marjorie P. Smuts          $1,853.85            $104,898 for the Trust  and
Trustee                                         54 other investment companies in the Fund Complex

*Information is furnished for the fiscal year ended October 31, 1996.

#The aggregate compensation is provided for the Trust which is comprised of three portfolios.

+The information is provided for the last calendar year.

TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

MANAGEMENT SERVICES

MANAGERS TO THE FUND

     The Fund's manager is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.

     The Fund's sub-manager is ANB Investment Management and Trust Company ("ANB"). It is a wholly-owned subsidiary of First Chicago Investment Management Company. First Chicago Investment Management Company is a wholly-owned subsidiary of First National Bank of Chicago, which in turn, is a wholly-owned subsidiary of First Chicago NBD Corporation. The sub-manager's directors are J. Stephen Baine, Susan O. Jones, Nick G. Preda, J. Dirk Vos, Richard R. Wade, Thomas P. Michaels and Neil R. Wright. The officers of ANB are J. Stephen Baine, Chairman and President; Susan O. Jones, Chief Operating Officer; Neil R. Wright, Chief Investment Officer; and Thomas P. Michaels, Secretary and Treasurer.

Neither the manager nor the sub-manager shall be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by the manager or sub-manager, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon either of them by their respective management contracts.

MANAGEMENT FEES

For its management services, Federated Management receives an annual fee as described in the prospectus. ANB receives an annual fee for its services as described in the prospectus, which will be paid by the manager, based on the Fund's average daily net assets.

For the fiscal years ended October 31, 1996, 1995 and 1994, the manager earned $2,312,405, $1,727,669 and $1,287,529, respectively, of which $490,571, $433,282 and $289,795, respectively, was voluntarily waived due to undertakings to limit the Fund's expenses.

OTHER RELATED SERVICES

Affiliates of the manager may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of shares of funds offered by Federated Securities Corp.

BROKERAGE TRANSACTIONS

The managers may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the managers and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the managers or their affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the managers or their affiliates might otherwise have paid, it would tend to reduce their expenses. The managers and their affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended October 31, 1996, 1995 and 1994, the Fund paid total brokerage commissions of $48,476, $35,334 and $20,905, respectively.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the managers, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the managers are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the managers to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

OTHER SERVICES

CUSTODIAN AND PORTFOLIO ACCOUNTANT

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, Pennsylvania, provides certain accounting and recordkeeping services with respect to the Funds's portfolio investments.

TRANSFER AGENT

Federated Services Company, through its registered transfer agent Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh, Pennsylvania.

PURCHASING SHARES

Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in the respective prospectuses under "Investing in Institutional Shares," "Investing in Institutional Service Shares" or "Investing in the Fund" (Class C Shares).

REINVESTMENT PRIVILEGE (CLASS C SHARES)

The reinvestment privilege is available for all Class C Shares of the Fund. Class C Shares may be reinvested in the same Share class within 120 days but would not be entitled to a reimbursement of the contingent deferred sales charge if paid at the time of redemption. However, such reinvested shares would not be subject to a contingent deferred sales charge upon later redemption. In addition, if the Class C Shares were reinvested through a financial intermediary, the financial intermediary would not be entitled to an advanced payment from Federated Securities Corp. on the reinvested Shares. Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary of the reinvestment in order to eliminate a sales charge or a contingent deferred sales charge. If the shareholder redeems Shares in the Fund, there may be tax consequences.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES
With respect to Institutional Service Shares and Class C Shares, the Fund has adopted a Distribution Plan in accordance with Investment Company Act Rule 12b-1. Additionally, the Fund has adopted a Shareholder Services Agreement with respect to all classes of Shares.

These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. By adopting the Plan (Institutional Service Shares and Class C Shares only), the Trustees expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, the Fund may be able to curb sharp fluctuations in rates of redemptions and sales.

Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal year ended October 31, 1996, the Fund paid shareholder services fees in the amount of $1,820,325, all of which was waived, for Institutional Shares.

For the fiscal year ended October 31, 1996, payment in the amount of $128,016, of which $99,098 was waived, was made pursuant to the Plan for Institutional Service Shares. In addition, the Fund paid shareholder services fees in the amount of $106,680, of which $7,582 was waived for Institutional Service Shares.

The Fund's Class C Shares did not exist prior to November 10, 1997.

CONVERSION TO FEDERAL FUNDS

It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. State Street Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value for each class of Shares is calculated by the Fund are described in the respective prospectus.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

o for equity securities, according to the last sale price on a national securities exchange, if available;

o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o for bonds and other fixed income securities, at the last sale price on a national securities exchange if available, otherwise as determined by an independent pricing service;

o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service or for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost; or

o for all other securities, at fair value as determined in good faith by the Trustees.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect: institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Fund will value stock index futures contracts, options on stock and stock indices and put options on stock index futures and financial futures at their market values established by the exchanges at the close of option trading on such exchanges unless the Trustees determine in good faith that another method of valuing option positions is necessary to appraise their fair value.

REDEEMING SHARES

The Fund redeems Shares at the next computed net asset value after State Street Bank receives the redemption request. Redemption procedures are explained in the respective prospectuses under "Redeeming Institutional Shares," "Redeeming Institutional Service Shares," or "Redeeming and Exchanging Shares" (Class C Shares).

REDEMPTION IN KIND

Although the Fund intends to redeem Shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio.

Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.

The Fund has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.

CONTINGENT DEFERRED SALES CHARGE (CLASS C SHARES)

In computing the amount of the applicable Contingent Deferred Sales Charge, REDEMPTIONS are deemed to have occurred in the following order: (1) Class C Shares acquired through the reinvestment of dividends and long-term capital gains; (2) Class C Shares held for more than one full year from the date of purchase; (3) Class C Shares held for for less than one full year from the date of purchase on a first-in, first-out basis. MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust on behalf of the Fund. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders of the Fund for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument that the Trust enters into on behalf of the Fund.

In the unlikely event a shareholder of the Fund is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required to use the property of the Fund to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from the assets of the Fund.

TAX STATUS

THE FUND'S TAX STATUS

The Fund will pay no federal income tax because the Fund expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

o    invest in securities within certain statutory limits; and

o distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDERS' TAX STATUS

Shareholders are subject to federal income tax on dividends received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

CAPITAL GAINS

Capital gains experienced by the Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

TOTAL RETURN

The Fund's average annual total return for Institutional Shares for the one-year, five-year periods ended October 31, 1996 and for the period from July 2, 1990 (date of initial public investment) to October 31, 1996 was 23.71%, 15.12% and 14.40%, respectively.

The Fund's average annual total return for Institutional Service Shares for the one-year period ended October 31, 1996 and for the period from September 6, 1993 (date of initial public investment) to October 31, 1996 was 23.39% and 16.72%, respectively.

The Fund's Class C Shares did not exist prior to November 10, 1997.

The average annual total return for each class of the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the quarterly reinvestment of all dividends and distributions.

YIELD

The SEC yields for Institutional Shares and for Institutional Service Shares of the Fund for the thirty-day period ended October 31, 1996 were 1.95% and 1.66%, respectively. The Fund's Class C Shares did not exist prior to November 10, 1997.

The yield for each class of shares of the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This value is annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees.

PERFORMANCE COMPARISONS

The Fund's performance depends upon such variables as:

    o portfolio quality;

    o average portfolio maturity;

    o type of instruments in which the portfolio is invested;

    o changes in interest rates and market value of portfolio securities;
    o changes in Fund expenses;

    o the relative amount of Fund cash flow; and

    o various other factors.

The performance of each class of Shares fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

oLIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "index funds" category in advertising and sales literature.

oDOW JONES INDUSTRIAL AVERAGE ("DJIA") represents share prices of selected blue-chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average price of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA's index movements are leading economic indicators for the stock market as a whole.

oSTANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, a composite index of common stocks in industry, transportation, and financial and public utility companies can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.

oMORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Advertisements and other sales literature for each class of shares may quote total returns which are calculated on nonstandardized base periods. These total returns also represent the historic change in the value of an investment in either class of shares based on quarterly reinvestment of dividends over a specified period of time.

Advertising and other promotional literature may include charts, graphs or other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.

ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making--structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. The traders handle trillions of dollars in annual trading volume.

In the equity sector, Federated Investors has more than 26 years' experience. As of December 31, 1996, Federated Investors managed 31 equity funds totaling approximately $7.6 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated Investor's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry
A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international and global portfolios.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.*





*source:  Investment Company Institute

Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

INSTITUTIONAL CLIENTS

Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.

TRUST ORGANIZATIONS

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.

STANDARD & POOR'S

The Fund is not sponsored, endorsed, sold or promoted by, or affiliated with, Standard & Poor's ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Federated Securities Corp. (the "Licensee") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the Fund. S&P has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of, the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein. S&P makes no warranty, express or implied, as to results to be obtained by Licensee, owners of the Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein in connection with the rights licensed hereunder or for any other use. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.









Federated Mini-Cap Fund
(A Portfolio of Federated Index Trust)

Class C Shares

Prospectus

The Class C Shares of Federated Max-Cap Fund (the "Fund") offered by this prospectus represent interests in the Fund, which is an investment portfolio in Federated Index Trust (the "Trust"), an open-end, management investment company (a mutual fund). The investment objective of the Fund is to seek to provide investment results generally corresponding to the aggregate price and dividend performance of publicly traded common stocks comprising the small-stock capitalization sector of the United States equity market.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in these shares involves investment risks, including the possible loss of principal.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information for Class C Shares and Institutional Shares dated November 10, 1997, with the Securities and Exchange Commission "SEC". The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated November 10, 1997


                               TABLE OF CONTENTS

Summary of Fund Expenses                             1

General Information                                  2
 Calling the Fund                                    2

Investment Information                               2
 Investment Objective                                2
 Investment Policies                                 2
 Investment Risks                                    4
 Investment Limitations                              4

Net Asset Value                                      5

Investing in the Fund                                5

Purchasing Shares                                    5
 Purchasing Shares Through a
 Financial Intermediary                              5
 Purchasing Shares By Wire                           6
 Purchasing Shares By Check                          6
 Systematic Investment Program                       6
 Retirement Plans                                    6

Redeeming and Exchanging Shares                      6
 Redeeming or Exchanging Shares
 Through a Financial Intermediary                    6
 Redeeming or Exchanging Shares
 By Telephone                                        6
 Redeeming or Exchanging Shares By Mail              7
 Requirements for Redemption                         7
 Requirements for Exchange                           7
 Systematic Withdrawal Program                       7
 Contingent Deferred Sales Charges                   7
 Eliminating the Contingent Deferred Sales Charge    7

Account and Share Information                        8
 Confirmations and Account Statements                8
 Dividends and Distributions                         8
 Accounts with Low Balances                          8


Federated Index Trust Information                    8
 Management of the Trust                             8
 Distribution of Class C Shares                     10
 Administration of the Fund                         10
 Expenses of the Fund and Class C Shares            11

Shareholder Information                             11

Tax Information                                     11
 Federal Income Tax                                 11
 State and Local Taxes                              11

Performance Information                             12

Other Classes of Shares                             12


                           SUMMARY OF FUND EXPENSES

                                 Class C Shares
                        Shareholder Transaction Expenses
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)...................................................... None
Maximum Sales Charge Imposed on Reinvested Dividends (as a
 percentage of offering price)........................................ None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)(1)............. 1.00%
Redemption Fee (as a percentage of amount redeemed,
 if applicable)....................................................... None
Exchange Fee.......................................................... None

                           Annual Operating Expenses
               (As a percentage of projected average net assets)*
Management Fee........................................................ 0.50%
12b-1 Fee............................................................. 0.75%
Total Other Expenses.................................................. 0.47%
 Shareholder Services Fee....................................... 0.25%
   Total Operating Expenses........................................... 1.72%

(1) The contingent deferred sales charge assessed is 1.00% of the lesser of the original purchase price or the net asset value of Shares redeemed within one year of their purchase date. See "Contingent Deferred Sales Charge."

 * Total operating expenses are estimated based on average expenses expected to be incurred during the period ending October 31, 1998. During the course of this period, expenses may be more or less than the average amount shown.

Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class C Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Federated Index Trust Information". Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

                                 Example                                   1 Year  3
Years
You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return, and (2)Eredemption at the end of each
time period..............................................................    $28
$54
You would pay the following expenses on the same investment, assuming
no redemption............................................................    $17
$54

The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. This example is based on estimated data for the Class C Shares fiscal year ending October 31, 1998.




GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated January 30, 1990. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees ("Trustees") has established two classes of shares of the Fund known as Class C Shares and Institutional Shares. This prospectus relates only to the Class C Shares of the Fund. Class C Shares ("Shares") are designed primarily for individuals as a convenient means of accumulating an interest in a professionally managed, diversified portfolio consisting primarily of common stocks comprising the Russell 2000(R) Index.

The Fund's current net asset value and offering price may be found in the mutual funds section of local newspapers under "Federated" and the appropriate class designation listing.

Calling the Fund Call the Fund at 1-800-341-7400.


                             INVESTMENT INFORMATION
Investment Objective

The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and dividend performance of the approximately 2,000 publicly traded common stocks that are ranked in terms of capitalization below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equity market. The investment objective of the Fund cannot be changed without the approval of shareholders. These stocks comprise the Russell 2000(R) Index (the "Index"), an index of small capitalization stocks. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

The Fund is neither affiliated with nor promoted, sponsored or endorsed by the Frank Russell Company. Frank Russell's only relationship to the Fund is the licensing of the use of the Index. Frank Russell Company is the owner of the trademarks and copyrights relating to the Index. The Russell 2000(R) Index is a trademark/service mark of the Frank Russell Company. Russell(R) is a trademark of the Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund or any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Investment Policies

The investment policies described below may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material changes in these policies become effective.

The Fund pursues its investment objective by investing primarily in a pool of securities that will duplicate the investment characteristics of the Index. Under normal market circumstances, the Fund will invest at least 80% of its assets in the common stocks included in the Index.

In pursuit of its investment objective, the Fund uses a "passive" versus an "active" investment approach. In the case of a fund using an active investment approach, the fund would be managed by buying and selling securities based upon economic, financial and market analysis as well as active investment judgment. In contrast, the Fund uses a passive approach that attempts to approximate the investment performance of the Index. Stocks are selected for inclusion in the Fund's portfolio in the order of their contribution to the Fund's market capitalization, industry and fundamental characteristics. Thus, small stocks with the highest market capitalizations will comprise the highest percentage of the Fund's investment portfolio, and those with the lowest market capitalizations will comprise the lowest percentage of the Fund's investment portfolio.

The Fund will not attempt to duplicate or approximate the composition of the Index, although at least 80% of the assets comprising the Fund's portfolio will be invested in stocks included in the Index. It is expected that by investing in a pool of the issues that comprise the Index, the Fund's portfolio will closely resemble the characteristics of the small stock capitalization sector of the United States equity market. It is also anticipated that the Fund's performance will achieve at least a 95% correlation to the performance of the Index, even though the Fund will not, and does not seek to, duplicate the Index's performance precisely.

The Russell 2000 Index is reconstituted annually, through a ranking of the total market value of public stocks, at the end of the second calendar quarter. The Fund is also reconstituted at that time to match the Index. This annual reconstitution significantly affects turnover and transaction costs. During the year, the Fund is also adjusted as changes occur in the Index. Despite this trading activity to track the Index, portfolio turnover is expected to be below that of most actively managed small stock funds. Therefore, the accompanying costs, including accounting costs, brokerage fees, custodial expenses, and transfer taxes are expected to be lower as well.

In order to accommodate cash flows into and out of the Fund's portfolio, the Fund may enter into stock index futures contracts, options and options on futures contracts. This will allow the Fund to simultaneously maximize the level of the Fund assets used to track the performance of the small stock capitalization sector of the United States equity market. The Fund can sell futures contracts and options in order to close out a previously established position. The Fund will not enter into stock index futures contracts, options and options on futures contracts for speculative purposes.

Acceptable Investments

Under normal market circumstances, the Fund will invest 80% of its assets in stocks that comprise the Index. In addtion, the Fund may hold cash reserves which may, for other than defensive purposes, be invested in, but are not limited to, the following:

U.S. Government Securities

The Fund is permitted to invest in U.S. government securities which are either issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include, but are not limited to:

 . direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

 . notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

 . notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and

 . notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.

Repurchase Agreements

The U.S. government securities and other securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements pursuant to which banks, broker/dealers and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

Money Market Instruments
The Fund may also invest in:

 .  commercial paper; and

 . instruments of domestic banks and savings associations (such as certificates of deposit and bankers' acceptances).

Stock Index Futures and Options

The Fund may utilize stock index futures contracts, options, and options on futures contracts, subject to the limitation that the value of these futures contracts and options will not exceed 20% of the Fund's total assets. Also, the Fund will not purchase options to the extent that more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions. These futures contracts and options will be used to handle cash flows into and out of the Fund and to potentially reduce transactional costs, since transactional costs associated with futures and options contracts can be lower than costs stemming from direct investments in stocks.

There are several risks accompanying the utilization of futures contracts to effectively anticipate market transactions. First, positions in futures contracts may be closed only on an exchange or board of trade that furnishes a secondary market for such contracts. While the Fund plans to utilize futures contracts only if there exists an active market for such contracts, there is no guarantee that a liquid market will exist for the contracts at a specified time. Furthermore, because, by definition, futures contracts look to projected price levels in the future and not to current levels of valuation, market circumstances may result in there being a discrepancy between the price of the stock index future and the movement in the stock index. The absence of a perfect price correlation between the futures contract and its underlying stock index could stem from investors choosing to close futures contracts by offsetting transactions, rather than satisfying additional margin requirements. This could result in a distortion of the relationship between the index and futures market. In addition, because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations.

In view of these considerations, the Fund will comply with the following restrictions when purchasing and selling futures contracts. First, the Fund will not participate in futures transactions if the sum of its initial margin deposits on open contracts will exceed 5% of the market value of the Fund's total assets, after taking into account the unrealized profits and losses on those contracts into which it has entered. Second, the Fund will not enter into these contracts for speculative purposes. Third, since the Fund does not constitute a commodity pool, it will not market itself as such, nor serve as a vehicle for trading in the commodities futures or commodity options markets. In this regard, the Fund will disclose to all prospective investors the limitations on its futures and options transactions, and will make clear that these transactions are entered into only for bona fide hedging purposes or such other purposes permitted under regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). Also, the Fund intends to claim an exclusion from registration as a commodity pool operator under the regulations promulgated by the CFTC.

Lending of Portfolio Securities

The Fund may lend its portfolio securities on a short-term or long-term basis up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks or other institutions which the managers have determined are creditworthy under guidelines established by the Trustees. The Fund will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.

When-Issued and Delayed Delivery Transactions

The Fund may purchase short-term U.S. government securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the managers deem it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

Investment Risks

As with other mutual funds that invest primarily in equity securities, the Fund is subject to market risks. That is, the possibility exists that common stocks will decline over short or even extended periods of time, and the United States equity market tends to be cyclical, experiencing both periods when stock prices generally increase and periods when stock prices generally decrease. However, because the Fund invests primarily in small capitalization stocks, there are some additional risk factors associated with investments in the Fund. In particular, stocks in the small capitalization sector of the United States equity market have historically been more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's 500 Composite Stock Price Index. This is because, among other things, small companies have less certain growth prospects than larger companies; have a lower degree of liquidity in the equity market; and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting greater volatility, the stocks of small companies may, to some degree, fluctuate independently of the stocks of large companies. That is, the stocks of small companies may decline in price as the price of large company stocks rises or vice versa. Therefore, investors should expect that the Fund will be more volatile than, and may fluctuate independently of, broad stock market indices such as the Standard & Poor's 500 Composite Stock Price Index.

Investment Limitations
The Fund will not:

 . borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for at least a percentage of its cash value with an agreement to buy it back on a set date) except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings.




The above investment limitations cannot be changed without shareholder approval. The following investment limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this policy becomes effective.

The Fund will not invest more than 15% of its net assets in securities that are illiquid.

                                NET ASSET VALUE

The Fund's net asset value ("NAV") per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for Shares and Institutional Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

All purchases, redemptions and exchanges are processed at the NAV next determined after the request in proper form is received by the Fund. The NAV is determined as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; and (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


                             INVESTING IN THE FUND

This prospectus offers Class C Shares with the characteristics described below.

Minimum and Subsequent                $10,000/$100*
Investment Amounts

Minimum and Subsequent                $50
Investment Amount
for Retirement Plans

Maximum Sales Charge                  None

Maximum Contingent                    1.00%**
Deferred Sales Charge

 . The Fund reserves the right to charge an annual fee for shareholder accounts that fall below the required minimum.

** Computed on the lesser of the NAV of the redeemed Shares at the time of purchase or the NAV of the redeemed Shares at the time of redemption. The contingent deferred sales charge is assessed on Shares redeemed within one year of their purchase date.

                               PURCHASING SHARES

Shares of the Fund are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased as described below either through a financial intermediary (such as a bank or broker/dealer) or by sending a wire or check directly to the Fund. Financial intermediaries may impose different minimum investment requirements on their customers. An account must be established with a financial intermediary or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased. Shareholders in certain other funds advised and distributed by affiliates of Federated Investors ("Federated Funds") may exchange their Class C Shares for Shares of the Fund. The Fund reserves the right to reject any purchase request.

In connection with any sale, Federated Securities Corp. may, from time to time, offer certain items or nominal value to any shareholder or investor.

Purchasing Shares Through a Financial Intermediary

Orders placed through a financial intermediary are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. Purchase orders through a broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial intermediaries must be received by the financial intermediary and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial intermediary's responsibility to transmit orders promptly. Financial intermediaries may charge fees for their services.

The financial intermediary which maintains investor accounts in Shares with the Fund must do so on a fully disclosed basis unless it accounts for share ownership periods used in calculating the contingent deferred sales charge (see "Contingent Deferred Sales Charge"). In addition, advance payments made to financial intermediaries which do not maintain investor accounts on a fully disclosed basis and do not account for share ownership periods.

Purchasing Shares by Wire

Shares may be purchased by Federal Reserve wire by calling the Fund. All information needed will be taken over the telephone. Shareholders have until 4:00 p.m. (Eastern time) to call the Fund for settlement on the next business day. The order is considered received immediately. Payment by federal funds must be received before 4:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA;
Attention: EDGEWIRE; For Credit to: (Fund Name) (Fund Class); (Fund Number N this number can be found on the account statement or by contacting the Fund); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted.

Purchasing Shares by Check

Shares may be purchased by mailing a check made payable to the name of the Fund (designate class of Shares and account number) to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received).

Systematic Investment Program

Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in the Fund. Shareholders should contact their financial intermediary or the Fund to participate in this program.

Retirement Plans
Fund Shares can be purchased as an investment for retirement plans or IRA accounts. For further details, contact the Fund and consult a tax adviser.

                        REDEEMING AND EXCHANGING SHARES

Shares of the Fund may be redeemed for cash or exchanged for Class C Shares of other Federated Funds on days on which the fund computes its NAV. Shares are redeemed at NAV less any applicable contingent deferred sales charge. Exchanges are made at NAV. Shareholders who desire to automatically exchange Shares, for other Shares, in a predetermined amount on a monthly, quarterly, or annual basis may take advantage of a systematic exchange privilege. Information on this privilege is available from the Fund or your financial intermediary. Depending upon the circumstances, a capital gain or loss may be realized when Shares are redeemed or exchanged.

Redeeming or Exchanging Shares Through a Financial Intermediary

Shares of the Fund may be redeemed or exchanged by contacting your financial intermediary before 4:00 p.m. (Eastern time). In order for these transactions to be processed at that day's NAV, financial intermediaries (other than broker/dealers) must transmit the request to the Fund before 4:00 p.m. (Eastern time), while broker/dealers must transmit the request to the Fund before 5:00 p.m. (Eastern time). The financial intermediary is responsible for promptly submitting transaction requests and providing proper written instructions. Customary fees and commissions may be charged by the financial intermediary for this service. Appropriate authorization forms for these transactions must be on file with the Fund.

Redeeming or Exchanging Shares by Telephone

Shares acquired directly from the Fund may be redeemed in any amount, or exchanged, by calling 1-800-341-7400. Appropriate authorization forms for these transactions must be on file with the Fund. Shares held in certificate form must first be returned to the Fund as described in the instructions under "Redeeming or Exchanging Shares by Mail." Redemption proceeds will either be mailed in the form of a check to the shareholder's address of record or wire-transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System, normally within one business day, but in no event more than seven days, after the redemption request. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through ACH will not be wired until that method of payment has cleared.

Telephone instructions will be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming or Exchanging Shares By Mail" should be considered. The telephone transaction privilege may be modified or terminated at any time. Shareholders would be promptly notified.

Redeeming or Exchanging Shares by Mail

Shares may be redeemed in any amount, or exchanged, by mailing a written request to: Federated Shareholder Services Company, Fund Name, Fund Class, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they must accompany the written request. It is recommended that certificates be sent unendorsed by registered or certified mail.

All written requests should state: Fund Name and the Share Class name; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount of the transaction. An exchange request should also state the name of the Fund into which the exchange is to be made. All owners of the account must sign the request exactly as the Shares are registered. A check for redemption proceeds is normally mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption or exchange request is processed.

Requirements for Redemption

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have their signatures guaranteed by a commercial or savings bank, trust company, or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

Requirements for Exchange

Shareholders must exchange Shares having an NAV equal to the minimum investment requirements of the fund into which the exchange is being made. Contact your financial intermediary directly or the Fund for free information on, and prospectuses for, the Federated Funds into which your Shares may be exchanged. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.

Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and proceeds invested in the same class of shares of the other fund. Signature guarantees will be required to exchange between fund accounts not having identical shareholder registrations. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.

Systematic Withdrawal Program

Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through his financial intermediary or by calling the Fund. Because participation in this program may reduce, and eventually deplete, the shareholder's investment in the Fund, payments under this program should not be considered as yield or income. A contingent deferred sales charge may be imposed on Shares.

Contingent Deferred Sales Charge

The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. The contingent deferred sales charge will not be imposed with respect to Shares acquired through the reinvestment of dividends or distributions of long-term capital gains. In determining the applicability of the contingent deferred sales charge, the required holding period for your new Shares received through an exchange will include the period for which your original Shares were held.

Eliminating the Contingent Deferred Sales Charge
Upon written notification to Federated Securities Corp. or the transfer agent, no contingent deferred sales charge will be imposed on redemptions:

 . following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

 .  representing minimum required distributions from an Individual Retirement
   Account or other retirement plan to a shareholder who has attained the age of 70 1/2

 . which are involuntary redemptions of shareholder accounts that do not comply with the minimum balance requirements;

 .  which are reinvested in the Fund under the reinvestment privilege;

 . of Shares held by Trustees, employees and sales representatives of the Fund, the distributor, or affiliates of the Fund or distributor, and their immediate family members; employees of any financial intermediary that sells Shares of the Fund pursuant to a sales agreement with the distributor; and their immediate family members to the extent that no payments were advanced for purchases made by these persons; and

 . of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940 or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial intermediary, to the extent that no payments were advanced for purchases made through such entities.

For more information regarding the contingent deferred sales charge or any of the above provisions, contact your financial intermediary or the Fund. The Fund reserves the right to discontinue or modify these provisions. Shareholders will be notified of such action.

                         ACCOUNT AND SHARE INFORMATION

Confirmations and Account Statements

Shareholders will receive detailed confirmations of transactions (except for systematic program transactions). In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

Dividends and Distributions

Dividends are declared and paid quarterly to all shareholders invested in the Fund on the record date. Net long-term capital gains realized by the Fund, if any, will be distributed at least once every 12 months. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date NAV without a sales charge, unless shareholders request cash payments on the new account form or by contacting the transfer agent.

Accounts with Low Balances

Due to the high cost of maintaining accounts with low balances, the Fund may close an account by redeeming all shares and paying the proceeds to the shareholder if the account balance falls below the applicable minimum investment amount. Retirement plan accounts and accounts where the balance falls below the minimum due to NAV changes will not be closed in this manner. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum. The Fund reserves the right to charge an annual fee for shareholder accounts which fall below the required minimum.


                       FEDERATED INDEX TRUST INFORMATION

Management of the Trust
Board of Trustees

The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Trustees' responsibilities between meetings of the Trustees.

Fund's Manager

Federated Management serves as the Fund's manager (the "Manager"). The Trust has entered into a management contract (the "Management Contract") with the Manager, which, in turn, has entered into a sub-management contract (the "Sub-Management Contract") with ANB Investment Management and Trust Company ("ANB" or the "Sub-Manager") (ANB and the Manager are collectively referred to herein as "Managers"). It is the Manager's responsibility to select the Sub-Manager, subject to the review and approval of the Trustees, and to review and evaluate the Sub-Manager's continued performance. The Manager is also responsible for providing administrative services to the Fund.

Subject to the supervision and direction of the Trustees, the Manager provides to the Fund investment management evaluation services principally by performing initial due diligence on the Sub-Manager for the Fund and thereafter monitoring and evaluating the performance of the Sub-Manager through quantitative and qualitative analyses. In addition, the Manager conducts periodic in-person, telephonic and written consultations with the Sub-Manager. In initially evaluating the Sub-Manager, the Manager considered, among other factors, the Sub-Manager's level of expertise; relative performance over a minimum period of five years; level of efficiency; level of adherence to investment discipline or philosophy; personnel, facilities and financial strength; and quality of service and client communications. On an ongoing basis, the Manager is responsible for communicating performance expectations and evaluations to the Sub-Manager; monitoring tracking errors; monitoring and analyzing the use of futures contracts; monitoring the futures holdings of the Fund as a percentage of Fund assets; monitoring market timing in the Fund; discussing with the Sub-Manager the portfolio sampling techniques employed by the Sub-Manager; defining with the Sub-Manager the universe of stocks that comprise the small capitalization sector of the United States equity market; and ultimately recommending to the Trustees whether the Sub-Management Contract should be renewed, modified or terminated. The Manager provides written reports to the Trustees regarding the results of its evaluation and monitoring functions. In addition, the Manager is responsible for providing the Fund with administrative services, including, but not limited to, shareholder servicing and certain legal and accounting services. The Manager is also responsible for conducting all operations of the Fund, except those operations contracted to the Sub-Manager, custodian, transfer agent and dividend disbursing agent. As described below, the Manager receives an annual fee from the Fund for performing its responsibilities under the Management Contract.

 Management Fees

 The Fund's Manager receives an annual management fee equal to 0.50% of the Fund's average daily net assets. Under the Management Contract, which provides for the voluntary waiver of the management fee by the Manager, the Manager will voluntarily waive some or all of the management fee. The Manager can terminate this voluntary waiver of some or all of its management fee at any time in its sole discretion.

 Manager's Background

 Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors. Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.

Both the Trust and the Manager have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

Sub-Manager

Under the terms of the Sub-Management Contract between the Manager and ANB, ANB serves as the Fund's Sub-Manager. The Sub-Manager will develop, maintain and run the computer program designed to determine which securities will be purchased and sold so as to replicate the composition of the Index to the extent feasible, and, subject to the Manager's oversight has complete discretion to purchase and sell portfolio securities for the Fund within the Fund's investment objective, restrictions and policies.

 Sub-Management Fees

 For its services under the Sub-Management Contract, ANB receives an annual fee from the Manager of .065% of the Fund's average daily net assets. This fee is paid by the Manager out of its resources and is not an incremental Fund expense. No performance or incentive fees are paid to the Sub-Manager.

 Sub-Manager's Background

 ANB, incorporated in the State of Illinois on July 1, 1988, is a registered investment adviser under the Investment Advisers Act of 1940. ANB is a wholly-owned subsidiary of First Chicago Investment Management Company which, in turn, is an indirect wholly-owned subsidiary of First Chicago NBD Corporation. It serves as investment adviser principally to corporate defined benefit and defined contribution plans which have, as of June 1997, placed approximately $28.7 billion in assets with ANB. Since 1973, when American National Bank and Trust Company of Chicago introduced its first commingled equity index fund, ANB has developed and managed a family of equity and bond index funds in which some 200 nationwide non-financial institution clients
 invest. In total, ANB manages 72 commingled/common trust funds.     On October
 3, 1997, First Chicago NBD Corporation announced an agreement to sell ANB to Northern Trust Corporation ("Northern Trust"). The Fund anticipates that on December 31, 1997, but no later than January 2, 1998, First Chicago Investment Management Company will have closed the sale of ANB to Northern Trust. After the closing, ANB will be a wholly-owned subsidiary of Northern Trust or one of its subsidiaries. The Manager has recommended that ANB continue as Sub-Manager after the expected sale. If the sale takes place, the subadvisory contract between the Manager and ANB will terminate by its terms and a new contract will have to be approved by the Trustees and the shareholders. The Board of Trustees of the Fund will be asked to approve a new contract with ANB before November 23, 1997. Shareholders will be asked to approve the arrangement before February 28, 1998. Because the contract would terminate prior to a shareholder meeting and vote, the Fund will pursue exemptive relief from the Securities and Exchange Commission (the "SEC") before the closing in order to permit ANB to continue as Sub-Manager. If the closing, Board of Trustee approval, SEC exemptive relief, and shareholder approval do not occur before March 1, 1998, shareholders will be notified, and the Manager will assume its responsibility to conduct all advisory activities.

 Northern Trust is a bank holding company and one of the country's largest trust institutions, with subsidiaries located across the United States and in several international locations. At the end of the third quarter of 1997, total assets of Northern Trust were $26.9 billion and trust assets under administration were $1 trillion.

 Also, since 1990, ANB has served as Sub-Manager for the Federated Max-Cap Fund (formerly the S&P 500 Fund), and since 1992, has served as Sub-Manager for the Federated Mid-Cap Fund, both portfolios of the Trust.

Distribution of Class C Shares

Federated Securities Corp. is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

Distribution Plan and Shareholder Services

Under a distribution plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"), the distributor may be paid by the Fund in an amount computed at an annual rate of 0.75% of the average daily net asset value of Shares. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.

The Plan is a compensation-type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Fund under the Plan.

In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of Shares to obtain certain personal services for shareholders and to maintain shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

Supplemental Payments to Financial Institutions

In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's Manager or its affiliates.

Administration of the Fund
Administrative Services

Federated Services Company, a subsidiary of Federated Investors, provides the Manager with the administrative personnel and services necessary to provide shareholder servicing and certain legal and accounting services.

Brokerage Transactions

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Managers look for prompt execution of the order at a favorable price. In working with dealers, the Managers will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Managers may give consideration to those firms which have sold or are selling shares of the Fund and other funds distributed by Federated Securities Corp. The Managers make decisions on portfolio transactions and select brokers and dealers, subject to review by the Trustees.

Expenses of the Fund and Class C Shares
Holders of Shares pay their allocable portion of Trust and Fund expenses.

The Trust expenses for which holders of Shares pay their allocable portion include, but are not limited to the cost of: organizing the Trust and continuing its existence; registering the Trust with federal and state securities authorities; Trustees' fees; auditors' fees; meetings of Trustees and shareholders and proxy solicitations therefor; legal fees of the Trust; association membership dues; and such non-recurring and extraordinary items as may arise from time to time.

The Fund expenses for which holders of Shares pay their allocable portion include, but are not limited to: registering the portfolio and Shares of the portfolio; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such non-recurring and extraordinary items as may arise from time to time.

At present, the only expenses which are allocated specifically to Shares as a class are expenses under the Trust's Distribution Plan and Shareholder Services Agreement. However, the Trustees reserve the right to allocate certain other expenses to holders of Shares as they deem appropriate ("Class Expenses"). In any case, Class Expenses would be limited to: transfer agent fees as identified by the transfer agent as attributable to holders of Shares; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the Securities and Exchange Commission and to state securities commissions; expenses related to administrative personnel and services as required to support holders of Shares; and Trustees' fees incurred as a result of issues relating solely to Shares.

                            SHAREHOLDER INFORMATION

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights except that only shares of the Fund are entitled to vote on matters affecting only the Fund.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Fund's outstanding shares of all series entitled to vote.

                                TAX INFORMATION

Federal Income Tax

The Fund will pay no federal income tax because it expects to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios, if any, will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held their shares.

State and Local Taxes

In the opinion of Houston, Donnelly & Meck, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the




Fund would be subject to such taxes if owned directly by residents of those jurisdictions.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

                            PERFORMANCE INFORMATION

From time to time the Fund advertises its total return and yield.

Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

Shares are sold without any sales load, however, performance information does reflect the effect of the non-recurring contingent deferred sales charge, which, if excluded, would increase the total return and yield. Total return and yield will be calculated separately for Class C Shares and Institutional Shares.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

                            OTHER CLASSES OF SHARES

The Fund also offers another class of shares called Institutional Shares.

Institutional Shares are sold at net asset value to accounts for which financial institutions act in a fiduciary or agency capacity and are subject to a minimum initial investment of $25,000 over a 90-day period and a Shareholder Services Agreement.

Financial institutions and brokers providing sales and/or administrative services may receive different compensation depending upon which class of shares of the Fund is sold.

Class C Shares and Institutional Shares are subject to certain of the same expenses, however, Class C Shares are sold subject to a contingent deferred sales charge imposed on shares redeemed within one year of purchase. Expense differences between Class C Shares and Institutional Shares may affect the performance of each class.

The stated management fee is the same for both classes of shares.

To obtain more information and a prospectus for Institutional Shares, investors may call 1-800-341-7400.



[LOGO FEDERATED INVESTORS]


Federated Mini-Cap Fund

(A Portfolio of Federated Index Trust)

Class C Shares


Prospectus
November 10, 1997


A No-Load, Open-End, Diversified
Management Investment Company






Federated Mini-Cap Fund
Class C Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA  15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
Pittsburgh, PA  15222-3779

Manager
Federated Management
Federated Investors Tower
Pittsburgh, PA 15222-3779

Sub-Manager
ANB Investment Management
and Trust Co.
One North LaSalle Street
Chicago, IL 60690

Custodian
State Street Bank and
Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Ernst & Young LLP
One Oxford Centre
Pittsburgh, PA 15219






       Federated Securities Corp., Distributor

       Federated Investors Tower
       Pittsburgh, PA 15222-3779

       1-800-341-7400

       www.federatedinvestors.com


Cusip 31420E601

G01169-01 (11/97)                  [RECYCLED PAPER LOGO]










                                 FEDERATED MINI-CAP FUND
                          (A PORTFOLIO OF FEDERATED INDEX TRUST)
                                      CLASS C SHARES
                                   INSTITUTIONAL SHARES

                           STATEMENT OF ADDITIONAL INFORMATION












     The Class C Shares and Institutional Shares of Federated Max-Cap Fund (the "Fund") (a portfolio of Federated Index Trust) represent interests in a diversified portfolio of securities. This Statement of Additional Information should be read with the prospectus for Class C Shares dated November 10, 1997, and the prospectus for Institutional Shares dated December 31, 1996. This Statement is not a prospectus itself. You may request a copy of a prospectus or a paper copy of this Statement of Additional Information, if you have received it electronically, free of charge by calling 1-800-341-7400.



     FEDERATED INVESTORS FUNDS
     5800 CORPORATE DRIVE
     PITTSBURGH, PENNSYLVANIA 15237-7000

                            Statement dated November 10, 1997
[GRAPHIC OMITTED]

     Cusip 31420E304
     Cusip 31420E601
     2062305B (11/97)

TABLE OF CONTENTS


                                           I

GENERAL INFORMATION ABOUT THE FUND     1

INVESTMENT OBJECTIVE AND POLICIES      1
  Types of Investments                 1
  When-Issued and Delayed Delivery Transactions  3
  Lending of Portfolio Securities      3
  Reverse Repurchase Agreements        3
  Portfolio Turnover                   3

INVESTMENT LIMITATIONS                 3

FEDERATED INDEX TRUST MANAGEMENT       6
  Fund Ownership                      10
  Trustees' Compensation              11
  Trustee Liability                   12

MANAGEMENT SERVICES                   12
  Managers to the Fund                12
  Management Fees                     12
  Other Related Services              12

BROKERAGE TRANSACTIONS                12

OTHER SERVICES                        13
  Custodian and Portfolio Accountant  13
  Transfer Agent                      13
  Independent Auditors                13

PURCHASING SHARES                     13
  Reinvestment Privilege (Class C Shares)  13

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES 13
  Conversion to Federal Funds         14
  Exchanging Securities for Fund Shares14



DETERMINING NET ASSET VALUE           14
  Determining Market Value of Securities14

REDEEMING SHARES                      15
  Redemption in Kind                  15
  Contingent Deferred Sales Charge
  (Class C Shares)                    15

MASSACHUSETTS PARTNERSHIP LAW         15

TAX STATUS                            15
  The Fund's Tax Status               15
  Shareholders' Tax Status            16

TOTAL RETURN                          16

YIELD                                 16

PERFORMANCE COMPARISONS               16
  Economic and Market Information     17

ABOUT FEDERATED INVESTORS             17
  Mutual Fund Market                  18
  Institutional Clients               18
  Trust Organizations                 18
  Broker/Dealers and Bank Broker/Dealers
    Subsidiaries                      18

FRANK RUSSELL COMPANY                 18

GENERAL INFORMATION ABOUT THE FUND

Federated Mini-Cap Fund (the "Fund") is a portfolio of Federated Index Trust (the "Trust"), which was established as a Massachusetts business trust under a Declaration of Trust dated January 30, 1990. On December 5, 1994, the Trustees changed the name of the Fund from the Mini-Cap Fund to the Federated Mini-Cap Fund. Shares of the Fund are offered in two classes, known as Class C Shares and Institutional Shares (individually and collectively referred to as "Shares"). This Statement of Additional Information relates to the Shares of the Fund.

INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide investment results that correspond to the aggregate price and dividend performance of the approximately 2,000 publicly traded common stocks that are ranked in terms of capitalization below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equity market. These stocks are included in the Russell 2000 Small Stock Index (the "Index"), an index of small capitalization stocks.

The Fund is neither affiliated with nor sponsored by the Frank Russell Company. Frank Russell's only relationship to the Fund is the licensing of the use of the Index. Frank Russell Company is the owner of the trademarks and copyrights relating to the Index.

The investment objective cannot be changed without the approval of shareholders. The policies described below may be changed by the Board of Trustees ("Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

TYPES OF INVESTMENTS

In addition to the common stocks described in the prospectus, the Fund may also invest in money market instruments and U.S. government obligations and securities in such proportions as, in the judgment of the sub-manager, prevailing market conditions warrant.

    MONEY MARKET INSTRUMENTS

      The Fund may invest in the following money market instruments:

      o instruments of domestic banks and savings associations having capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation; and

      o prime commercial paper (rated A-1 by Standard and Poor's, Prime-1 by Moody's Investors Service, Inc., or F-1 by Fitch Investors Service).

    REPURCHASE AGREEMENTS

      The Fund requires its custodian to take possession of the securities subject to repurchase agreements, and these securities are marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/ dealers which are deemed by the Fund's sub-manager to be creditworthy pursuant to guidelines established by the Trustees.

    U.S. GOVERNMENT OBLIGATIONS

     The types of U.S. government obligations in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

      othe full faith and credit of the U.S. Treasury;

      othe issuer's right to borrow from the U.S. Treasury;

      othe discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

      othe credit of the agency or instrumentality issuing the obligations.

      Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:

      oThe Farm Credit System, including the National Bank for Cooperatives,
       Farm Credit Banks, and Banks for Cooperatives;

      oFederal Home Loan Banks;

      oFarmers Home Administration; and

      oFederal National Mortgage Association.

    STOCK INDEX FUTURES AND OPTIONS

      The Fund may utilize stock index futures contracts and options on stocks, stock indices and stock index futures contracts for the purposes of managing cash flows into and out of the Fund's portfolio and potentially reducing transactional costs. The Fund may not use stock index futures contracts and options for speculative purposes.

      As a means of reducing fluctuations in the net asset value of shares of the Fund, the Fund may attempt to hedge all or a portion of its portfolio through the purchase of listed put options on stocks, stock indices, and stock index futures contracts. These options will be used as a form of forward pricing to protect portfolio securities against decreases in value resulting from market factors such as an anticipated increase in interest rates. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. Put options on stock indices are similar to put options on stocks except for the delivery requirements. Instead of giving the Fund the right to make delivery of stock at a specified price, a put option on a stock index gives the Fund, as holder, the right to receive an amount of cash upon exercise of the option.

      The Fund may also write covered call options. As the writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price.

      The Fund may only: (1) buy listed put options on stock indices and stock index futures contracts; (2) buy listed put options on securities held in its portfolio; and (3) sell listed call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any such additional consideration). The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or expired.

      The Fund may also enter into stock index futures contracts. A stock index futures contract is a bilateral agreement which obligates the seller to deliver (and the purchaser to take delivery of) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of trading of the contract and the price at which the agreement is originally made. There is no physical delivery of the stocks constituting the index, and no price is paid upon entering into a futures contract. In general, contracts are closed out prior to their expiration. The Fund, when purchasing or selling a futures contract, will initially be required to deposit in a segregated account in the broker's name with the Fund's custodian an amount of cash or U.S. government securities approximately equal to 5%-10% of the contract value. This amount is known as "initial margin," and it is subject to change by the exchange or board of trade on which the contract is traded. Subsequent payments to and from the broker are made on a daily basis as the price of the index or the securities underlying the futures contract fluctuates.

      These payments are known as "variation margins," and the fluctuation in value of the long and short positions in the futures contract is a process referred to as "marking to market." The Fund may decide to close its position on a contract at any time prior to the contract's expiration. This is accomplished by the Fund taking an opposite position at the then prevailing price, thereby terminating its existing position in the contract. Because the initial margin resembles a performance bond or good faith deposit on the contract, it is returned to the Fund upon the termination of the contract, assuming that all contractual obligations have been satisfied. Therefore, the margin utilized in futures contracts is readily distinguishable from the margin employed in security transactions, since the margin employed in futures contracts does not involve the borrowing of funds to finance the transaction.

    RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

      The Fund will not enter into futures contracts to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of the Fund's total assets. Further, the Fund will enter into stock index futures contracts only for bona fide hedging purposes or such other purposes permitted under Part 4 of the regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). Also, the Fund may not enter into stock index futures contracts and options to the extent that the value of such contracts would exceed 20% of the Fund's total net assets and may not purchase put options to the extent that more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund`s records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

LENDING OF PORTFOLIO SECURITIES

The Fund may lend its portfolio securities up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the sub-manager has determined are creditworthy under guidelines established by the Trustees and will receive collateral equal to at least 100% of the value of the securities loaned.

The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. A reverse repurchase transaction is similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.

PORTFOLIO TURNOVER

The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. For the fiscal years ended October 31, 1996 and October 31, 1995, the portfolio turnover rates for the Fund were 42% and 42%, respectively.

INVESTMENT LIMITATIONS

INVESTING IN COMMODITIES

The Fund will not purchase or sell commodities. However, the Fund may purchase stock index futures contracts and put options on stock indices and stock index futures contracts to the extent that not more than 5% of the Fund's total assets are required as initial margin deposit for futures contracts and not more than 20% of the Fund's total net assets are invested in futures and options at any time.

SELLING SHORT AND BUYING ON MARGIN

The Fund will not sell any securities short or purchase any securities on margin, other than in connection with buying stock index futures contracts and put options on stock index futures contracts, but may obtain such short-term credits as are necessary for the clearance of transactions.

LENDING CASH OR SECURITIES

The Fund will not lend any of its assets, except portfolio securities up to one-third of the value of its total assets. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, bonds, debentures, notes, certificates of indebtedness or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective and policies and the Declaration of Trust of the Trust.

UNDERWRITING

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies, and limitations.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund will not issue senior securities, except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing.

DIVERSIFICATION OF INVESTMENTS

The Fund will not invest more than 5% of the value of its total assets in the securities of any one issuer, except U.S. government securities, or invest in more than 10% of the voting securities of any one issuer.

CONCENTRATION OF INVESTMENTS

The Fund will not invest 25% or more of the value of its total assets in securities of companies in any one industry. However, investing in U.S. government obligations shall not be considered investing in any one industry.

INVESTING IN REAL ESTATE

The Fund will not buy or sell real estate, including partnership interests in real estate, although it may invest in securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

INVESTING IN RESTRICTED SECURITIES

The Fund will limit its investment in restricted securities to 5% of the value of its total assets in securities subject to restrictions on resale under the Securities Act of 1933.

The above investment limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

WRITING COVERED CALL OPTIONS

The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

INVESTING IN PUT OPTIONS

The Fund will not purchase put options on securities, other than put options on stock, stock indices and stock index futures contracts, unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions and not more than 20% of the Fund's total net assets are invested in put options and future contracts at any time.

ACQUIRING SECURITIES

The Fund will not purchase securities of other investment companies except to the extent permitted by the Investment Company Act of 1940, or except as part of a merger, consolidation, or other acquisition. It will not invest in securities for the purpose of exercising control or management.

INVESTING IN ILLIQUID SECURITIES

The Fund will not invest more than 15% of its net assets in securities which are illiquid, including repurchase agreements providing for settlement more than seven days after notice.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Fund does not expect to borrow money or pledge securities in excess of 5% of the value of its net assets during the coming fiscal year.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items".

FEDERATED INDEX TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Index Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924

Chairman and Trustee

     Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds.Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Trustee of the Company.


Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA
Birthdate:  February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937

Trustee

     President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949

Executive Vice President and Trustee

     President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922

Trustee

     Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942

Trustee

     Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.

Gregor F. Meyer
203 Kensington Ct.
Pittsburgh, PA
Birthdate:  October 6, 1926

Trustee

Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Retired from the law firm of Miller, Ament, Henny & Kochuba; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935

Trustee

     Public relations/Marketing/Conference Planning; Director or Trustee of the Funds.


Glen R. Johnson
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929

President

Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938

Executive Vice President , Secretary and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923

Vice President

     Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


      * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

      @ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.

     As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; and World Investment Series, Inc. FUND OWNERSHIP

Officers and Trustees own less than 1% of the Fund's outstanding shares.

     As of October 14, 1997, the following shareholders of record owned 5% or more of the outstanding Institutional Shares of the Fund: Charles Schwab & Co. Inc. , San Francisco, CA, owned approximately 989,944 shares (10.43%); and FTC & Co., Denver, CO, owned approximately 492,043 shares (5.18%).

As of October 14, 1997, the Fund's Class C Shares were not yet effective.





TRUSTEES' COMPENSATION

                           AGGREGATE
NAME ,                     COMPENSATION
POSITION WITH              FROM                 TOTAL COMPENSATION PAID
TRUST                      TRUST*#              FROM FUND COMPLEX +

John F. Donahue            $ -0-                $-0- for the Trust  and
Chairman and Trustee                            54 other investment companies in the
Fund                                            Complex

J. Christopher Donahue     $ -0-                $-0- for the Trust  and
Executive Vice President                        16 other investment companies in the
Fund andTrustee                                 Complex

Thomas G. Bigley++         $1,853.85            $86,331 for the Trust  and
Trustee                                         54 other investment companies in the
Fund                                            Complex

John T. Conroy, Jr.        $2,025.23            $115,760 for the Trust  and
Trustee                                         54 other investment companies in the
Fund                                            Complex

William J. Copeland        $2,025.23            $115,760 for the Trust  and
Trustee                                         54 other investment companies in the
Fund                                            Complex

James E. Dowd              $2,025.23            $115,760 for the Trust  and
Trustee                                         54 other investment companies in the
Fund                                            Complex

Lawrence D. Ellis, M.D.    $1,853.85            $104,898 for the Trust  and
Trustee                                         54 other investment companies in the
Fund                                            Complex

Edward L. Flaherty, Jr.    $2,025.23            $115,760 for the Trust  and
Trustee                                         54 other investment companies in the
Fund                                            Complex

Peter E. Madden            $1,853.85            $104,898 for the Trust  and
Trustee                                         54 other investment companies in the
Fund                                            Complex

Gregor F. Meyer            $1,853.85            $104,898 for the Trust  and
Trustee                                         54 other investment companies in the
Fund                                            Complex

John E. Murray, Jr.        $1,853.85            $104,898 for the Trust  and
Trustee                                         54 other investment companies in the
Fund                                            Complex

Wesley W. Posvar           $1,853.85            $104,898 for the Trust  and
Trustee                                         54 other investment companies in the
Fund                                            Complex

Marjorie P. Smuts          $1,853.85            $104,898 for the Trust  and
Trustee                                         54 other investment companies in the
Fund                                            Complex

*Information is furnished for the fiscal year ended October 31, 1996.
#The aggregate compensation is provided for the Trust which is comprised of three portfolios.
+The information is provided for the last calendar year.

TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

MANAGEMENT SERVICES

MANAGERS TO THE FUND

     The Fund's Manager is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.

     The Fund's sub-manager is ANB Investment Management and Trust Company ("ANB"). It is a wholly-owned subsidiary of First Chicago Investment Management Company. First Chicago Investment Management Company is a wholly-owned subsidiary of First National Bank of Chicago, which in turn, is a wholly-owned subsidiary of First Chicago NBD Corporation. The sub-manager's directors are J. Stephen Baine, Susan O. Jones, Nick G. Preda, J. Dirk Vos, Richard R. Wade, Thomas P. Michaels and Neil R. Wright. The officers of ANB are J. Stephen Baine, Chairman and President; Susan O. Jones, Chief Operating Officer; Neil R. Wright, Chief Investment Officer; and Thomas P. Michaels, Secretary and Treasurer.

Neither the manager nor the sub-manager shall be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by the manager or sub-manager, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon either of them by their respective contracts.

MANAGEMENT FEES

For their management services, Federated Management receives an annual fee as described in the prospectus. ANB receives an annual fee for its services, which will be paid by the manager, as described in the prospectus.

For the fiscal years ended October 31, 1996, 1995 and 1994, the manager earned $736,307, $540,284 and $439,054, respectively, of which $22,506, $56,620 and
$96,021, respectively, was voluntarily waived.

OTHER RELATED SERVICES

Affiliates of the manager may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of shares of funds offered by Federated Securities Corp.

BROKERAGE TRANSACTIONS

The managers may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the managers and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the managers or their affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the managers or their affiliates might otherwise have paid, it would tend to reduce their expenses. The managers and their affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended October 31, 1996, 1995 and 1994, the Fund paid total brokerage commissions of $146,470, $165,266 and $144,250, respectively.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the managers, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the managers are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the managers to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

OTHER SERVICES

CUSTODIAN AND PORTFOLIO ACCOUNTANT

State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Trust/Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Trust's/Fund's portfolio investments.

TRANSFER AGENT

Federated Services Company, through its registered transfer agent Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh, Pennsylvania.

PURCHASING SHARES

Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing shares of the Fund is explained in the respective prospectuses under "Investing in the Fund."

REINVESTMENT PRIVILEGE (CLASS C SHARES)

The reinvestment privilege is available for all Class C Shares of the Fund. Class C Shares may be reinvested in the same Share class within 120 days but would not be entitled to a reimbursement of the contingent deferred sales charge if paid at the time of redemption. However, such reinvested shares would not be subject to a contingent deferred sales charge upon later redemption. In addition, if the Class C Shares were reinvested through a financial intermediary, the financial intermediary would not be entitled to an advanced payment from Federated Securities Corp. on the reinvested Shares. Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary of the reinvestment in order to eliminate a sales charge or a contingent deferred sales charge. If the shareholder redeems Shares in the Fund, there may be tax consequences.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES
With respect to Class C Shares, the Fund has adopted a Distribution Plan in accordance with Investment Company Act Rule 12b-1. Additionally, the Fund has adopted a Shareholder Services Agreement with respect to both classes of Shares.

These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

By adopting the Plan (Class C Shares only), the Trustees expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, the Fund may be able to curb sharp fluctuations in rates of redemptions and sales.

Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal year ended October 31, 1996, the Fund's Institutional Shares paid shareholder service fees in the amount of $368,154, of which $309,249 were waived.

The Fund's Class C Shares did not exist prior to November 10, 1997.

CONVERSION TO FEDERAL FUNDS

It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. State Street Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

EXCHANGING SECURITIES FOR SHARES

Investors may exchange convertible securities they already own for Shares, or they may exchange a combination of convertible securities and cash for Shares. Any securities to be exchanged must meet the investment objective and policies of the Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale.

The Fund will prepare a list of securities which are eligible for acceptance and furnish this list to brokers upon request. The Fund reserves the right to reject any security, even though it appears on the list, and the right to amend the list of acceptable securities at any time without notice to brokers or investors.

An investor or investment broker acting for an investor should forward the securities in negotiable form with an authorized letter of transmittal to Federated Securities Corp. Federated Securities Corp. will determine that transmittal papers are in good order and forward to the Fund's custodian, State Street Bank and Trust Company. The Fund will notify the investor or broker of its acceptance and valuation of the securities within five business days of their receipt by State Street Bank.

The Fund values such securities in the same manner as the Fund values its portfolio securities. The basis of the exchange will depend upon the net asset value of Shares on the day the securities are valued. One Share will be issued for each equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, conversion, or other rights attached to the securities become the property of the Fund, along with the securities.

    TAX CONSEQUENCES

      Exercise of this exchange privilege is treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Fund shares, a gain or loss may be realized by the investor.

DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

      o for equity securities, according to the last sale price on a national securities exchange, if available;

      o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

      o for bonds and other fixed income securities, at the last sale price on a national securities exchange if available, otherwise as determined by an independent pricing service;

      o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service or for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost; or

      o for all other securities, at fair value as determined in good faith by the Trustees.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect: institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Fund will value stock index futures contracts and options on stocks, stock indices and stock index futures contracts at their market values established by the exchanges at the close of option trading on such exchanges unless the Trustees determine in good faith that another method of valuing option positions is necessary to appraise their fair value.

REDEEMING SHARES

The Fund redeems shares at the next computed net asset value after State Street Bank receives the redemption request. Redemption procedures are explained in the respective prospectuses under "Redeeming Shares" or "Redeeming and Exchanging Shares" (Class C Shares).

REDEMPTION IN KIND

Although the Fund intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part with securities from the Fund's portfolio.

Such securities will be valued with the same valuation techniques employed in determining net asset value, and the securities will be selected in a manner the Trustees determine to be fair and equitable.

The Fund has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Fund will redeem shares for any one shareholder in cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.

CONTINGENT DEFERRED SALES CHARGE (CLASS C SHARES)

In computing the amount of the applicable Contingent Deferred Sales Charge, REDEMPTIONS are deemed to have occurred in the following order: (1) Class C Shares acquired through the reinvestment of dividends and long-term capital gains; (2) Class C Shares held for more than one full year from the date of purchase; (3) Class C Shares held for for less than one full year from the date of purchase on a first-in, first-out basis. MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust on behalf of the Fund. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders of the Fund for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument that the Trust enters into or its Trustees enter into or sign on behalf of the Fund.

In the unlikely event a shareholder of the Fund is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required to use the property of the Fund to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them from the assets of the Fund.

TAX STATUS

THE FUND'S TAX STATUS

The Fund will pay no federal income tax because the Fund expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

      o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

      o invest in securities within certain statutory limits; and

      o distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDERS' TAX STATUS

Shareholders are subject to federal income tax on dividends received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

    CAPITAL GAINS

      Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held the Fund shares.

TOTAL RETURN

The Fund's average annual total return for Institutional Shares for the one-year period ended October 31, 1996, and for the period from August 11, 1992 (Start of Performance) to October 31, 1996 was 15.09% and 13.54%, respectively. The Fund's Class C Shares did not exist prior to November 10, 1997.

The average annual total return for the Trust is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the quarterly reinvestment of all dividends and distributions.

YIELD

The Fund's SEC yield for Institutional Shares for the thirty-day period ended October 31, 1996 was 1.05%. The Fund's Class C Shares did not exist prior to November 10, 1997.

The yield for the Fund is determined each day by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This value is annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees.

PERFORMANCE COMPARISONS

The Fund's performance depends upon such variables as:

    o portfolio quality;

    o average portfolio maturity;

    o type of instruments in which the portfolio is invested;

    o changes in interest rates and market value of portfolio securities;

    o changes in Fund expenses;

    o the relative amount of Fund cash flow; and

    o various other factors.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

      oLIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "index funds" category in advertising and sales literature.

      oRUSSELL 2000 INDEX--is a broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

      oSTANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS--is a composite index of common stocks in industry, transportation, and financial and public utility companies that can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.

      oWILSHIRE 5000 EQUITY INDEXES--consists of nearly 5,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available, and can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks.

      oMORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Advertisements and other sales literature for the Fund may quote total returns which are calculated on nonstandardized base periods. These total returns also represent the historic change in the value of an investment in the Fund based on quarterly reinvestment of dividends over a specified period of time.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.

ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making--structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. The traders handle trillions of dollars in annual trading volume.

In the equity sector, Federated Investors has more than 26 years' experience. As of December 31, 1996, Federated Investors managed 31 equity funds totaling approximately $7.6 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated Investor's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry
A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international and global portfolios.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.*

Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

INSTITUTIONAL CLIENTS

Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.

TRUST ORGANIZATIONS

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.

FRANK RUSSELL COMPANY

Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its Index. Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the index.

Frank Russell Company's publication of the Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the Index is based. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE INDEX OR ANY DATA INCLUDED IN THE INDEX. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION OR WARRANTY REGARDING THE USE OR THE RESULTS OF USE, OF THE INDEX OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE INDEX. FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING, WITHOUT MEANS OF LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.









*source:  Investment Company Institute